Schedule of Investments (unaudited)
July 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Aerospace & Defense — 0.9%
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	$340	$325,648
General Dynamics Corp.
2.13%, 08/15/26	350	342,466
2.25%, 06/01/31(a)	298	265,341
2.63%, 11/15/27	308	297,555
2.85%, 06/01/41	250	182,292
3.50%, 04/01/27	362	358,273
3.60%, 11/15/42	168	133,537
3.63%, 04/01/30	560	543,771
3.75%, 05/15/28	349	345,652
4.25%, 04/01/40	444	397,212
4.25%, 04/01/50	442	368,579
4.95%, 08/15/35	250	250,358
General Electric Co.
4.30%, 07/29/30	195	194,166
4.50%, 03/11/44	200	177,011
4.90%, 01/29/36	415	413,750
5.88%, 01/14/38	515	548,790
6.75%, 03/15/32	40	45,072
6.88%, 01/10/39	15	17,499
Lockheed Martin Corp.
2.80%, 06/15/50	379	235,608
3.60%, 03/01/35	233	209,764
3.80%, 03/01/45	495	388,510
3.90%, 06/15/32	400	383,732
4.07%, 12/15/42	663	552,648
4.09%, 09/15/52	686	535,503
4.15%, 08/15/28	235	234,429
4.15%, 06/15/53	445	349,493
4.30%, 06/15/62	445	345,618
4.40%, 08/15/30	310	309,021
4.45%, 05/15/28(a)	240	241,376
4.50%, 02/15/29	355	357,380
4.50%, 05/15/36	300	286,947
4.70%, 12/15/31	295	296,289
4.70%, 05/15/46	688	609,459
4.75%, 02/15/34	425	421,322
4.80%, 08/15/34(a)	325	322,309
5.00%, 08/15/35	355	354,884
5.10%, 11/15/27	365	372,065
5.20%, 02/15/55	505	470,701
5.20%, 02/15/64	475	431,765
5.25%, 01/15/33	500	515,550
5.70%, 11/15/54	525	524,516
5.90%, 11/15/63	365	372,931
Series B, 6.15%, 09/01/36	525	575,405
		14,904,197
Agriculture — 1.1%
Archer-Daniels-Midland Co.
2.50%, 08/11/26	548	537,698
2.70%, 09/15/51	540	326,207
2.90%, 03/01/32(a)	395	355,961
3.25%, 03/27/30	525	498,897
4.50%, 08/15/33(a)	355	346,633
4.50%, 03/15/49	223	188,795
Philip Morris International Inc.
1.75%, 11/01/30	335	291,069
2.10%, 05/01/30	306	274,208
Security	Par (000)	Value
Agriculture (continued)
3.13%, 08/17/27(a)	$285	$278,213
3.13%, 03/02/28	230	223,264
3.38%, 08/15/29	474	455,046
3.88%, 08/21/42	470	377,559
4.13%, 04/28/28	295	293,028
4.13%, 03/04/43	374	311,113
4.25%, 11/10/44	668	559,988
4.38%, 11/01/27	485	485,403
4.38%, 04/30/30	310	307,794
4.38%, 11/15/41	340	293,752
4.50%, 03/20/42	401	350,144
4.63%, 11/01/29	315	316,660
4.75%, 02/12/27	320	321,871
4.75%, 11/01/31	280	280,209
4.88%, 02/15/28	805	814,833
4.88%, 02/13/29	505	511,575
4.88%, 04/30/35	260	254,734
4.88%, 11/15/43	442	400,032
4.90%, 11/01/34	380	374,876
5.13%, 11/17/27	135	137,075
5.13%, 02/15/30	1,140	1,167,122
5.13%, 02/13/31	655	668,832
5.25%, 09/07/28	185	189,613
5.25%, 02/13/34	775	784,593
5.38%, 02/15/33	1,245	1,278,722
5.50%, 09/07/30	290	302,067
5.63%, 11/17/29	645	672,936
5.63%, 09/07/33	515	535,571
5.75%, 11/17/32	815	855,056
6.38%, 05/16/38	835	918,828
		17,539,977
Airlines — 0.2%
American Airlines Pass-Through Trust, Series A, Class A, 2.88%, 01/11/36	327	288,255
Delta Air Lines Pass-Through Trust, Series 2020, Class AA, 2.00%, 12/10/29	123	116,081
United Airlines Pass-Through Trust
5.80%, 07/15/37	628	638,414
Series 2019-2, Class AA, 2.70%, 11/01/33	342	306,199
Series 2020-1, 5.88%, 04/15/29(a)	540	550,032
Series AA, 5.45%, 08/15/38(a)	550	557,807
		2,456,788
Apparel — 0.2%
NIKE Inc.
2.38%, 11/01/26	500	488,657
2.75%, 03/27/27	521	508,554
2.85%, 03/27/30	752	706,119
3.25%, 03/27/40	562	442,939
3.38%, 11/01/46(a)	290	209,454
3.38%, 03/27/50	850	599,080
3.63%, 05/01/43	222	175,128
3.88%, 11/01/45	540	428,131
Ralph Lauren Corp., 2.95%, 06/15/30	450	419,520
		3,977,582
Auto Manufacturers — 1.9%
American Honda Finance Corp.
1.30%, 09/09/26	400	386,093
1.80%, 01/13/31	245	210,554
2.00%, 03/24/28	370	347,344
2.25%, 01/12/29	225	208,789

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
2.30%, 09/09/26	$181	$176,706
2.35%, 01/08/27	277	268,861
3.50%, 02/15/28	281	274,886
4.40%, 10/05/26	315	314,631
4.40%, 09/05/29	425	423,172
4.45%, 10/22/27	395	395,110
4.55%, 07/09/27	160	160,316
4.55%, 03/03/28	310	310,527
4.60%, 04/17/30	425	424,544
4.70%, 01/12/28	255	256,475
4.80%, 03/05/30(a)	305	307,065
4.85%, 10/23/31	390	390,570
4.90%, 03/12/27	285	286,846
4.90%, 07/09/27	345	347,856
4.90%, 03/13/29	285	288,697
4.90%, 01/10/34(a)	315	311,036
5.05%, 07/10/31	445	451,013
5.13%, 07/07/28	380	387,058
5.15%, 07/09/32	160	161,658
5.20%, 03/05/35(a)	215	214,534
5.65%, 11/15/28	310	320,726
5.85%, 10/04/30	175	184,480
Cummins Inc.
1.50%, 09/01/30(a)	658	572,976
2.60%, 09/01/50	175	103,380
4.70%, 02/15/31	295	296,065
4.88%, 10/01/43	340	318,695
4.90%, 02/20/29(a)	255	259,913
5.15%, 02/20/34	315	320,149
5.30%, 05/09/35(a)	255	258,213
5.45%, 02/20/54(a)	585	565,417
Honda Motor Co. Ltd.
2.53%, 03/10/27	725	703,575
2.97%, 03/10/32	410	366,812
4.44%, 07/08/28	470	469,428
4.69%, 07/08/30	450	450,277
5.34%, 07/08/35	410	409,912
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	820	971,018
PACCAR Financial Corp.
4.45%, 08/06/27	355	356,946
4.55%, 03/03/28	265	267,671
4.60%, 01/31/29	260	262,689
5.00%, 05/13/27	155	157,101
5.20%, 11/09/26	350	354,230
Toyota Motor Corp.
2.36%, 03/25/31(a)	105	93,733
2.76%, 07/02/29	315	297,534
3.67%, 07/20/28(a)	76	75,245
4.19%, 06/30/27	260	259,551
4.45%, 06/30/30	145	144,939
5.05%, 06/30/35(a)	135	135,186
5.12%, 07/13/28(a)	460	471,025
5.12%, 07/13/33	160	164,297
Toyota Motor Credit Corp.
1.15%, 08/13/27	335	314,950
1.65%, 01/10/31(a)	315	271,651
1.90%, 01/13/27(a)	435	420,443
1.90%, 04/06/28	215	202,313
1.90%, 09/12/31	365	312,605
2.15%, 02/13/30	460	416,869
Security	Par (000)	Value
Auto Manufacturers (continued)
3.05%, 03/22/27	$685	$671,419
3.05%, 01/11/28	290	281,652
3.20%, 01/11/27	467	459,803
3.38%, 04/01/30	615	587,379
3.65%, 01/08/29	410	401,172
4.35%, 10/08/27	565	565,672
4.45%, 06/29/29	355	355,981
4.50%, 05/14/27	435	436,760
4.55%, 08/07/26	420	420,830
4.55%, 09/20/27	545	547,847
4.55%, 08/09/29	640	643,904
4.55%, 05/17/30(a)	270	270,986
4.60%, 01/08/27	305	306,330
4.60%, 10/10/31	455	454,359
4.63%, 01/12/28	490	494,003
4.65%, 01/05/29	200	201,858
4.70%, 01/12/33	335	334,836
4.80%, 05/15/30	405	410,496
4.80%, 01/05/34(a)	400	399,342
4.95%, 01/09/30	230	234,506
5.00%, 08/14/26	425	427,559
5.05%, 05/16/29	420	430,325
5.10%, 03/21/31	530	542,979
5.25%, 09/11/28	345	354,870
5.35%, 01/09/35	365	373,566
5.40%, 11/20/26	450	456,065
5.45%, 11/10/27	695	713,124
5.55%, 11/20/30	342	358,430
Series B, 5.00%, 03/19/27	350	353,790
		31,344,198
Auto Parts & Equipment — 0.0%
Magna International Inc.
2.45%, 06/15/30(a)	421	381,918
5.50%, 03/21/33(a)	195	199,143
		581,061
Banks — 33.3%
Australia & New Zealand Banking Group Ltd./New York
3.92%, 09/30/27	355	352,858
4.42%, 12/16/26	275	275,511
4.75%, 01/18/27	505	508,541
4.90%, 07/16/27	365	369,435
Australia & New Zealand Banking Group Ltd/New York NY, Series A, 4.36%, 06/18/28	250	250,936
Banco Bilbao Vizcaya Argentaria SA, 5.38%, 03/13/29	200	205,508
Banco Santander SA
1.72%, 09/14/27, (1-year CMT + 0.900%)(b)	650	628,733
2.96%, 03/25/31	380	346,364
3.31%, 06/27/29	540	515,694
3.49%, 05/28/30	575	545,067
3.80%, 02/23/28	458	449,592
4.18%, 03/24/28, (1-year CMT + 2.000%)(b)	895	888,483
4.25%, 04/11/27	655	651,893
4.38%, 04/12/28	628	625,606
5.29%, 08/18/27	965	977,421
5.37%, 07/15/28, (1-year CMT + 0.950%)(b)	780	792,520
5.44%, 07/15/31	760	787,505
5.54%, 03/14/30, (1-year CMT + 1.450%)(b)	645	663,621
5.55%, 03/14/28, (1-year CMT + 1.250%)(b)	410	415,724

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.57%, 01/17/30	$365	$377,705
5.59%, 08/08/28	720	742,457
6.03%, 01/17/35(a)	480	504,885
6.53%, 11/07/27, (1-year CMT + 1.650%)(b)	635	649,620
6.61%, 11/07/28	460	488,835
6.94%, 11/07/33	575	650,501
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.530%)(b)	905	794,528
1.92%, 10/24/31, (1-day SOFR + 1.370%)(b)	845	737,601
2.09%, 06/14/29, (1-day SOFR + 1.060%)(b)	1,050	982,593
2.30%, 07/21/32, (1-day SOFR + 1.220%)(b)	1,110	966,165
2.48%, 09/21/36, (5-year CMT + 1.200%)(b)	430	366,064
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.252%)(b)	1,080	985,945
2.55%, 02/04/28, (1-day SOFR + 1.050%)(b)	685	665,431
2.57%, 10/20/32, (1-day SOFR + 1.210%)(b)	1,035	911,827
2.59%, 04/29/31, (1-day SOFR + 2.150%)(b)	754	689,255
2.68%, 06/19/41, (1-day SOFR + 1.930%)(a)(b)	885	630,232
2.69%, 04/22/32, (1-day SOFR + 1.320%)(b)	1,365	1,223,990
2.83%, 10/24/51, (1-day SOFR + 1.880%)(b)	235	146,524
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.452%)(b)	795	743,878
2.97%, 02/04/33, (1-day SOFR + 1.330%)(b)	1,180	1,056,047
2.97%, 07/21/52, (1-day SOFR + 1.560%)(a)(b)	660	425,041
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.442%)(b)	971	923,734
3.25%, 10/21/27	814	797,123
3.31%, 04/22/42, (1-day SOFR + 1.580%)(b)	1,070	816,543
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.302%)(b)	1,862	1,818,365
3.59%, 07/21/28, (3-mo. CME Term SOFR + 1.632%)(b)	719	706,740
3.71%, 04/24/28, (3-mo. CME Term SOFR + 1.774%)(b)	370	365,053
3.82%, 01/20/28, (3-mo. CME Term SOFR + 1.837%)(b)	765	756,685
3.85%, 03/08/37, (5-year CMT + 2.000%)(b)	680	623,635
3.95%, 01/23/49, (3-mo. CME Term SOFR + 1.452%)(b)	384	299,499
3.97%, 03/05/29, (3-mo. CME Term SOFR + 1.332%)(b)	814	803,819
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.472%)(b)	1,045	1,026,906
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.582%)(b)	338	292,467
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.412%)(b)	1,623	1,287,054
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.076%)(b)	533	483,361
4.25%, 10/22/26	665	662,447
4.27%, 07/23/29, (3-mo. CME Term SOFR + 1.572%)(b)	848	844,048
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.782%)(b)	784	648,476
4.38%, 04/27/28, (1-day SOFR + 1.580%)(b)	725	723,425
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.252%)(b)	485	413,324
4.57%, 04/27/33, (1-day SOFR + 1.830%)(b)	1,285	1,264,248
4.62%, 05/09/29, (1-day SOFR + 1.110%)(b)	1,150	1,154,751
4.88%, 04/01/44	140	128,999
4.95%, 07/22/28, (1-day SOFR + 2.040%)(b)	685	691,123
Security	Par (000)	Value
Banks (continued)
4.98%, 01/24/29, (1-day SOFR + 0.830%)(b)	$720	$728,672
5.00%, 01/21/44	622	584,997
5.02%, 07/22/33, (1-day SOFR + 2.160%)(b)	1,465	1,479,063
5.16%, 01/24/31, (1-day SOFR + 1.000%)(b)	1,115	1,140,196
5.20%, 04/25/29, (1-day SOFR + 1.630%)(b)	905	921,696
5.29%, 04/25/34, (1-day SOFR + 1.910%)(b)	1,610	1,639,078
5.43%, 08/15/35, (1-day SOFR +1.913%)(b)	880	880,518
5.46%, 05/09/36, (1-day SOFR + 1.640%)(b)	1,275	1,302,957
5.47%, 01/23/35, (1-day SOFR + 1.650%)(b)	1,550	1,589,520
5.51%, 01/24/36, (1-day SOFR + 1.310%)(b)	1,080	1,106,218
5.52%, 10/25/35, (1-day SOFR + 1.738%)(b)	1,105	1,106,317
5.74%, 02/12/36, (1-day SOFR + 1.697%)(b)	720	732,600
5.82%, 09/15/29, (1-day SOFR + 1.570%)(b)	910	945,174
5.87%, 09/15/34, (1-day SOFR + 1.840%)(a)(b)	1,145	1,205,807
5.88%, 02/07/42	263	274,729
5.93%, 09/15/27, (1-day SOFR + 1.340%)(b)	305	309,588
6.00%, 10/15/36	340	360,256
6.11%, 01/29/37	645	677,953
6.20%, 11/10/28, (1-day SOFR + 1.990%)(b)	585	607,065
7.75%, 05/14/38	480	571,906
Series L, 4.18%, 11/25/27	535	531,783
Series L, 4.75%, 04/21/45	185	163,332
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.220%)(b)	556	498,151
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.650%)(b)	290	206,736
Bank of America NA, 5.53%, 08/18/26	600	606,495
Bank of Montreal
1.25%, 09/15/26	690	666,294
2.65%, 03/08/27	610	594,250
4.64%, 09/10/30, (1-day SOFR + 1.250%)(a)(b)	340	341,369
5.00%, 01/27/29, (1-day SOFR Index + 0.670%)(a)(b)	375	379,760
5.20%, 02/01/28	515	525,438
5.27%, 12/11/26	565	571,021
5.37%, 06/04/27(a)	215	218,899
5.51%, 06/04/31	435	453,124
5.72%, 09/25/28	165	171,256
Series f2f, 4.57%, 09/10/27, (1-day SOFR + 0.880%)(b)	385	384,971
Series H, 4.70%, 09/14/27	555	558,415
Bank of New York Mellon Corp. (The)
1.05%, 10/15/26	285	274,004
1.65%, 07/14/28	55	51,189
1.65%, 01/28/31	335	290,010
1.80%, 07/28/31	220	190,021
2.05%, 01/26/27	290	280,988
2.45%, 08/17/26	413	405,289
3.00%, 10/30/28(a)	231	221,290
3.25%, 05/16/27	228	224,301
3.30%, 08/23/29	450	431,450
3.40%, 01/29/28	323	316,930
3.44%, 02/07/28, (3-mo. CME Term SOFR + 1.331%)(b)	496	489,300
3.85%, 04/28/28	405	402,790
3.99%, 06/13/28, (1-day SOFR + 1.151%)(b)	270	268,109
4.29%, 06/13/33, (1-day SOFR + 1.418%)(b)	400	387,822
4.44%, 06/09/28, (1-year CMT + 0.830%)(b)	110	110,199
4.54%, 02/01/29, (1-day SOFR + 1.169%)(b)	425	426,874
4.60%, 07/26/30, (1-day SOFR + 1.755%)(b)	160	160,948
4.71%, 02/01/34, (1-day SOFR + 1.512%)(b)	395	390,007

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.73%, 04/20/29, (1-day SOFR + 1.135%)(b)	$530	$535,692
4.89%, 07/21/28, (1-day SOFR + 0.840%)(b)	320	323,509
4.94%, 02/11/31, (1-day SOFR + 0.887%)(b)	460	468,311
4.97%, 04/26/34, (1-day SOFR + 1.606%)(b)	360	361,309
4.98%, 03/14/30, (1-day SOFR + 1.085%)(b)	560	571,210
5.06%, 07/22/32, (1-day SOFR + 1.230%)(b)	480	489,102
5.19%, 03/14/35, (1-day SOFR + 1.418%)(b)	515	521,015
5.23%, 11/20/35, (1-day SOFR + 1.253%)(b)	375	380,693
5.32%, 06/06/36, (1-day SOFR + 1.300%)(b)	340	346,075
5.61%, 07/21/39, (1-day SOFR + 1.770%)(b)	210	214,982
5.80%, 10/25/28, (1-day SOFR Index + 1.802%)(b)	500	515,314
5.83%, 10/25/33, (1-day SOFR Index + 2.074%)(b)	725	767,634
6.32%, 10/25/29, (1-day SOFR + 1.598%)(b)	510	538,465
6.47%, 10/25/34, (1-day SOFR + 1.845%)(b)	545	598,977
Bank of Nova Scotia (The)
1.30%, 09/15/26	355	342,958
1.95%, 02/02/27	390	377,132
2.15%, 08/01/31	455	396,254
2.45%, 02/02/32	360	312,724
2.70%, 08/03/26	649	638,060
2.95%, 03/11/27	320	312,928
4.40%, 09/08/28, (1-day SOFR + 1.000%)(b)	470	469,403
4.74%, 11/10/32, (1-day SOFR + 1.440%)(a)(b)	350	348,817
4.85%, 02/01/30	655	663,402
4.93%, 02/14/29, (1-day SOFR + 0.890%)(b)	435	439,233
5.13%, 02/14/31, (1-day SOFR + 1.070%)(b)	690	701,002
5.25%, 06/12/28	110	112,848
5.35%, 12/07/26	525	531,134
5.40%, 06/04/27	430	438,817
5.45%, 08/01/29	315	326,111
5.65%, 02/01/34	240	251,397
Blackstone Reg Finance Co. LLC, 5.00%, 12/06/34	255	252,161
BPCE SA, 3.38%, 12/02/26	85	83,993
Canadian Imperial Bank of Commerce
3.45%, 04/07/27	475	468,101
3.60%, 04/07/32	625	581,045
4.51%, 09/11/27, (1-day SOFR + 0.930%)(b)	535	534,833
4.63%, 09/11/30, (1-day SOFR + 1.335%)(b)	345	344,900
4.86%, 01/13/28, (1-day SOFR + 0.720%)(b)	470	472,747
4.86%, 03/30/29, (1-day SOFR + 1.03%)(b)	695	700,639
5.00%, 04/28/28	575	584,528
5.24%, 06/28/27	630	639,628
5.25%, 01/13/31, (1-day SOFR + 1.105%)(b)	410	418,423
5.26%, 04/08/29	505	517,974
5.93%, 10/02/26	240	243,963
5.99%, 10/03/28	310	323,962
6.09%, 10/03/33	410	439,415
Capital One NA, 2.70%, 02/06/30	250	230,948
Citibank NA
4.58%, 05/29/27	1,295	1,298,814
4.84%, 08/06/29(a)	760	772,519
4.88%, 11/19/27, (1-day SOFR + 0.712%)(b)	755	758,078
4.91%, 05/29/30	920	934,540
4.93%, 08/06/26	870	874,179
5.49%, 12/04/26	1,090	1,104,345
5.57%, 04/30/34	955	992,271
5.80%, 09/29/28(a)	1,340	1,395,536
Security	Par (000)	Value
Banks (continued)
Citigroup Inc.
2.52%, 11/03/32, (1-day SOFR + 1.177%)(b)	$995	$867,794
2.56%, 05/01/32, (1-day SOFR + 1.167%)(b)	1,600	1,416,468
2.57%, 06/03/31, (1-day SOFR + 2.107%)(b)	1,673	1,517,124
2.67%, 01/29/31, (1-day SOFR + 1.146%)(b)	1,146	1,049,491
2.90%, 11/03/42, (1-day SOFR + 1.379%)(b)	665	470,226
2.98%, 11/05/30, (1-day SOFR + 1.422%)(b)	1,133	1,057,401
3.06%, 01/25/33, (1-day SOFR + 1.351%)(b)	1,470	1,315,873
3.07%, 02/24/28, (1-day SOFR + 1.280%)(b)	370	361,380
3.20%, 10/21/26	1,614	1,589,340
3.52%, 10/27/28, (3-mo. CME Term SOFR + 1.413%)(b)	1,101	1,076,827
3.67%, 07/24/28, (3-mo. CME Term SOFR + 1.652%)(b)	1,039	1,021,802
3.79%, 03/17/33, (1-day SOFR + 1.939%)(b)	1,570	1,465,974
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.430%)(b)	506	434,685
3.89%, 01/10/28, (3-mo. CME Term SOFR + 1.825%)(b)	1,371	1,356,896
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.600%)(b)	1,225	1,198,870
4.08%, 04/23/29, (3-mo. CME Term SOFR + 1.454%)(a)(b)	1,084	1,071,009
4.28%, 04/24/48, (3-mo. CME Term SOFR + 2.101%)(b)	561	460,659
4.41%, 03/31/31, (1-day SOFR + 3.914%)(b)	2,024	2,000,514
4.54%, 09/19/30, (1-day SOFR + 1.338%)(b)	1,540	1,533,730
4.64%, 05/07/28, (1-day SOFR + 1.143%)(b)	1,125	1,126,060
4.65%, 07/30/45	499	435,282
4.65%, 07/23/48	1,268	1,095,367
4.66%, 05/24/28, (1-day SOFR + 1.887%)(b)	840	841,272
4.79%, 03/04/29, (1-day SOFR + 0.870%)(b)	1,195	1,201,119
4.91%, 05/24/33, (1-day SOFR + 2.086%)(b)	1,160	1,157,395
4.95%, 05/07/31, (1-day SOFR + 1.463%)(b)	1,025	1,034,840
5.17%, 02/13/30, (1-day SOFR + 1.364%)(b)	1,865	1,898,743
5.32%, 03/26/41, (1-day SOFR + 4.548%)(b)	660	640,614
5.45%, 06/11/35, (1-day SOFR + 1.447%)(b)	1,280	1,305,323
5.61%, 03/04/56, (1-day SOFR + 1.746%)(b)	1,015	989,901
5.88%, 01/30/42	390	403,157
6.27%, 11/17/33, (1-day SOFR + 2.338%)(a)(b)	1,480	1,594,457
8.13%, 07/15/39	958	1,198,493
Series ., 5.33%, 03/27/36, (1-day SOFR + 1.465%)(b)	1,235	1,240,896
Citizens Bank NA, 4.58%, 08/09/28, (1-day SOFR + 2.000%)(b)	75	74,949
Commonwealth Bank of Australia/New York
4.42%, 03/14/28	335	336,742
4.58%, 11/27/26	445	446,836
Cooperatieve Rabobank UA, 5.25%, 05/24/41	691	676,611
Cooperatieve Rabobank UA/NY
4.33%, 08/28/26	250	249,998
4.37%, 05/27/27	265	265,709
4.49%, 10/17/29	370	371,750
4.80%, 01/09/29	85	86,180
4.88%, 01/21/28	355	360,726
5.04%, 03/05/27	355	359,450
5.50%, 10/05/26	580	587,476
Deutsche Bank AG/New York NY, 5.41%, 05/10/29	150	154,635
Fifth Third Bank NA
2.25%, 02/01/27	305	295,099
4.97%, 01/28/28, (1-day SOFR + 0.810%)(b)	75	75,453

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Goldman Sachs Group Inc. (The)
1.54%, 09/10/27, (1-day SOFR + 0.818%)(b)	$1,157	$1,117,971
1.95%, 10/21/27, (1-day SOFR + 0.913%)(b)	240	232,447
1.99%, 01/27/32, (1-day SOFR + 1.090%)(b)	1,280	1,109,583
2.38%, 07/21/32, (1-day SOFR + 1.248%)(b)	1,697	1,482,056
2.60%, 02/07/30	1,073	991,461
2.62%, 04/22/32, (1-day SOFR + 1.281%)(b)	1,700	1,513,065
2.64%, 02/24/28, (1-day SOFR + 1.114%)(b)	330	320,250
2.65%, 10/21/32, (1-day SOFR + 1.264%)(b)	1,360	1,197,561
2.91%, 07/21/42, (1-day SOFR + 1.472%)(b)	752	536,940
3.10%, 02/24/33, (1-day SOFR + 1.410%)(b)	2,040	1,833,586
3.21%, 04/22/42, (1-day SOFR + 1.513%)(b)	1,152	860,484
3.44%, 02/24/43, (1-day SOFR + 1.632%)(b)	825	628,231
3.50%, 11/16/26	1,151	1,136,184
3.62%, 03/15/28, (1-day SOFR + 1.846%)(b)	335	329,934
3.69%, 06/05/28, (3-mo. CME Term SOFR + 1.772%)(b)	1,410	1,388,839
3.80%, 03/15/30(a)	1,293	1,257,833
3.81%, 04/23/29, (3-mo. CME Term SOFR + 1.420%)(b)	1,368	1,342,713
3.85%, 01/26/27	1,487	1,474,973
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.635%)(b)	1,258	1,098,095
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.563%)(a)(b)	1,577	1,565,643
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.692%)(b)	570	514,126
4.48%, 08/23/28, (1-day SOFR + 1.725%)(b)	1,145	1,145,179
4.69%, 10/23/30, (1-day SOFR + 1.135%)(b)	1,050	1,048,859
4.75%, 10/21/45	895	792,149
4.80%, 07/08/44	953	855,981
4.94%, 04/23/28, (1-day SOFR + 1.319%)(b)	220	221,346
5.02%, 10/23/35, (1-day SOFR + 1.420%)(a)(b)	1,815	1,787,604
5.05%, 07/23/30, (1-day SOFR + 1.210%)(b)	1,275	1,295,007
5.21%, 01/28/31, (1-day SOFR + 1.078%)(b)	1,085	1,108,022
5.22%, 04/23/31, (1-day SOFR + 1.580%)(b)	1,530	1,564,804
5.33%, 07/23/35, (1-day SOFR + 1.550%)(b)	1,955	1,973,266
5.54%, 01/28/36, (1-day SOFR + 1.380%)(b)	1,670	1,708,487
5.56%, 11/19/45, (1-day SOFR + 1.580%)(b)	1,465	1,446,684
5.73%, 04/25/30, (1-day SOFR +1.265%)(b)	1,300	1,349,485
5.73%, 01/28/56, (1-day SOFR + 1.696%)(b)	1,390	1,395,387
5.85%, 04/25/35, (1-day SOFR + 1.552%)(b)	1,220	1,277,546
6.13%, 02/15/33	828	902,693
6.25%, 02/01/41	1,169	1,251,249
6.48%, 10/24/29, (1-day SOFR + 1.770%)(b)	1,390	1,469,053
6.56%, 10/24/34, (1-day SOFR + 1.950%)(b)	875	966,892
HSBC Bank USA NA, 7.00%, 01/15/39	325	377,824
HSBC Holdings PLC
2.01%, 09/22/28, (1-day SOFR + 1.732%)(b)	870	824,111
2.21%, 08/17/29, (1-day SOFR + 1.285%)(b)	1,020	949,116
2.25%, 11/22/27, (1-day SOFR + 1.100%)(b)	430	416,999
2.36%, 08/18/31, (1-day SOFR + 1.947%)(b)	900	800,197
2.80%, 05/24/32, (1-day SOFR + 1.187%)(b)	1,250	1,112,336
2.85%, 06/04/31, (1-day SOFR + 2.387%)(b)	845	773,514
2.87%, 11/22/32, (1-day SOFR + 1.410%)(b)	1,055	934,425
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.872%)(b)	1,593	1,550,346
4.04%, 03/13/28, (3-mo. CME Term SOFR + 1.808%)(b)	1,263	1,251,115
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.796%)(b)	1,533	1,530,346
Security	Par (000)	Value
Banks (continued)
4.76%, 06/09/28, (1-day SOFR + 2.110%)(b)	$1,155	$1,157,528
4.90%, 03/03/29, (1-day SOFR + 1.030%)(a)(b)	775	779,832
4.95%, 03/31/30	1,353	1,372,769
5.13%, 11/19/28, (1-day SOFR + 1.040%)(b)	775	783,076
5.13%, 03/03/31, (1-day SOFR + 1.290%)(b)	865	876,200
5.21%, 08/11/28, (1-day SOFR + 2.610%)(b)	1,195	1,209,088
5.24%, 05/13/31, (1-day SOFR + 1.570%)(b)	1,000	1,017,775
5.29%, 11/19/30, (1-day SOFR + 1.290%)(b)	1,100	1,123,047
5.40%, 08/11/33, (1-day SOFR + 2.870%)(b)	986	1,009,717
5.45%, 03/03/36, (1-day SOFR + 1.560%)(b)	1,170	1,176,357
5.55%, 03/04/30, (1-day SOFR + 1.460%)(b)	755	776,567
5.60%, 05/17/28, (1-day SOFR + 1.060%)(b)	795	807,915
5.72%, 03/04/35, (1-day SOFR + 1.780%)(b)	635	659,704
5.73%, 05/17/32, (1-day SOFR + 1.520%)(b)	765	793,824
5.79%, 05/13/36, (1-day SOFR + 1.880%)(b)	895	922,631
5.89%, 08/14/27, (1-day SOFR + 1.570%)(b)	1,210	1,224,895
6.10%, 01/14/42(a)	345	365,340
6.16%, 03/09/29, (1-day SOFR + 1.970%)(b)	810	839,628
6.25%, 03/09/34, (1-day SOFR + 2.390%)(b)	1,200	1,282,997
6.33%, 03/09/44, (1-day SOFR + 2.650%)(b)	1,325	1,413,743
7.39%, 11/03/28, (1-day SOFR + 3.350%)(b)	1,200	1,269,202
HSBC USA Inc.
4.65%, 06/03/28	420	421,969
5.29%, 03/04/27	550	557,546
Huntington National Bank (The)
4.55%, 05/17/28, (1-day SOFR Index + 1.650%)(b)	365	365,157
4.87%, 04/12/28, (1-day SOFR + 0.720%)(b)	465	467,136
5.65%, 01/10/30	30	31,089
ING Groep NV
2.73%, 04/01/32, (1-day SOFR + 1.316%)(b)	398	357,958
3.95%, 03/29/27	805	798,283
4.02%, 03/28/28, (1-day SOFR + 1.830%)(b)	640	634,677
4.05%, 04/09/29	525	517,033
4.25%, 03/28/33, (1-day SOFR + 2.070%)(b)	510	490,048
4.55%, 10/02/28	480	480,922
4.86%, 03/25/29, (1-day SOFR + 1.010%)(b)	595	599,916
5.07%, 03/25/31, (1-day SOFR Index + 1.230%)(b)	515	522,735
5.34%, 03/19/30, (1-day SOFR + 1.440%)(b)	670	685,994
5.53%, 03/25/36, (1-day SOFR + 1.610%)(b)	395	402,088
5.55%, 03/19/35, (1-day SOFR + 1.770%)(b)	705	718,695
6.08%, 09/11/27, (1-day SOFR + 1.560%)(b)	490	497,463
6.11%, 09/11/34, (1-day SOFR + 2.090%)(b)	565	599,427
JPMorgan Chase & Co.
1.47%, 09/22/27, (1-day SOFR + 0.765%)(b)	685	661,667
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.105%)(b)	440	380,601
1.95%, 02/04/32, (1-day SOFR + 1.065%)(b)	929	805,884
2.07%, 06/01/29, (1-day SOFR + 1.015%)(b)	555	520,105
2.18%, 06/01/28, (1-day SOFR + 1.890%)(b)	511	491,050
2.52%, 04/22/31, (1-day SOFR + 2.040%)(b)	860	785,726
2.53%, 11/19/41, (3-mo. CME Term SOFR + 1.510%)(b)	450	315,302
2.55%, 11/08/32, (1-day SOFR + 1.180%)(b)	865	760,102
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.250%)(b)	1,070	954,987
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.510%)(b)	1,185	1,103,467
2.95%, 10/01/26	882	868,904
2.95%, 02/24/28, (1-day SOFR + 1.170%)(b)	555	542,103

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.96%, 05/13/31, (3-mo. CME Term SOFR + 2.515%)(b)	$866	$801,537
2.96%, 01/25/33, (1-day SOFR + 1.260%)(b)	1,020	916,068
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.460%)(b)	430	328,263
3.11%, 04/22/51, (1-day SOFR + 2.440%)(a)(b)	690	462,816
3.16%, 04/22/42, (1-day SOFR + 1.400%)(b)	360	271,402
3.33%, 04/22/52, (1-day SOFR + 1.580%)(b)	910	632,111
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.207%)(b)	670	655,352
3.54%, 05/01/28, (3-mo. CME Term SOFR + 1.642%)(b)	698	686,905
3.63%, 12/01/27	412	405,325
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.422%)(b)	811	788,271
3.78%, 02/01/28, (3-mo. CME Term SOFR + 1.599%)(b)	914	904,507
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.622%)(b)	651	572,046
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.482%)(b)	550	431,248
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.642%)(b)	870	691,704
4.01%, 04/23/29, (3-mo. CME Term SOFR + 1.382%)(b)	665	657,134
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.722%)(b)	398	320,673
4.13%, 12/15/26(a)	640	637,778
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.522%)(b)	855	849,228
4.25%, 10/01/27	480	480,388
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.842%)(b)	568	475,362
4.32%, 04/26/28, (1-day SOFR + 1.560%)(b)	960	957,426
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.592%)(a)(b)	650	649,275
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.790%)(b)	940	937,212
4.51%, 10/22/28, (1-day SOFR + 0.860%)(b)	600	600,468
4.57%, 06/14/30, (1-day SOFR + 1.750%)(b)	730	732,329
4.59%, 04/26/33, (1-day SOFR + 1.800%)(b)	610	602,149
4.60%, 10/22/30, (1-day SOFR + 1.040%)(b)	860	861,166
4.85%, 07/25/28, (1-day SOFR + 1.990%)(b)	845	851,640
4.85%, 02/01/44(a)	278	256,414
4.91%, 07/25/33, (1-day SOFR + 2.080%)(b)	1,320	1,327,940
4.92%, 01/24/29, (1-day SOFR + 0.800%)(b)	600	606,288
4.95%, 10/22/35, (1-day SOFR + 1.340%)(b)	820	810,479
4.95%, 06/01/45	550	499,113
4.98%, 07/22/28, (1-day SOFR + 0.930%)(b)	630	636,084
5.00%, 07/22/30, (1-day SOFR +1.125%)(b)	860	874,827
5.01%, 01/23/30, (1-day SOFR + 1.310%)(b)	735	747,034
5.04%, 01/23/28, (1-day SOFR + 1.190%)(b)	825	831,396
5.10%, 04/22/31, (1-day SOFR + 1.435%)(b)	835	853,872
5.14%, 01/24/31, (1-day SOFR + 1.010%)(b)	815	832,619
5.29%, 07/22/35, (1-day SOFR + 1.460%)(b)	1,020	1,033,057
5.30%, 07/24/29, (1-day SOFR + 1.450%)(b)	700	716,776
5.34%, 01/23/35, (1-day SOFR + 1.620%)(b)	835	851,948
5.35%, 06/01/34, (1-day SOFR + 1.845%)(b)	1,290	1,323,586
5.40%, 01/06/42	364	362,829
5.50%, 01/24/36, (1-day SOFR + 1.315%)(b)	680	697,532
5.50%, 10/15/40	380	384,448
Security	Par (000)	Value
Banks (continued)
5.53%, 11/29/45, (1-day SOFR + 1.550%)(b)	$660	$660,622
5.57%, 04/22/28, (1-day SOFR + 0.930%)(b)	590	600,416
5.57%, 04/22/36, (1-day SOFR + 1.680%)(b)	950	981,320
5.58%, 04/22/30, (1-day SOFR +1.160%)(b)	880	912,007
5.58%, 07/23/36(b)	415	420,365
5.60%, 07/15/41	518	530,797
5.63%, 08/16/43(a)	375	375,908
5.72%, 09/14/33, (1-day SOFR + 2.580%)(b)	1,005	1,048,175
5.77%, 04/22/35, (1-day SOFR + 1.490%)(b)	910	954,473
6.07%, 10/22/27, (1-day SOFR + 1.330%)(b)	910	926,494
6.09%, 10/23/29, (1-day SOFR + 1.570%)(b)	745	780,437
6.25%, 10/23/34, (1-day SOFR + 1.810%)(b)	830	900,671
6.40%, 05/15/38	702	780,191
7.63%, 10/15/26	185	192,060
8.00%, 04/29/27	319	338,799
JPMorgan Chase Bank NA, 5.11%, 12/08/26	885	893,355
Lloyds Banking Group PLC
3.57%, 11/07/28(b)	635	620,407
3.75%, 01/11/27	590	583,921
3.75%, 03/18/28, (1-year CMT + 1.800%)(b)	555	547,519
4.38%, 03/22/28	1,085	1,080,721
4.55%, 08/16/28	390	390,432
4.82%, 06/13/29, (1-year CMT + 1.600%)(b)	430	432,558
4.98%, 08/11/33, (1-year CMT + 2.300%)(b)	575	572,122
5.09%, 11/26/28, (1-year CMT + 0.850%)(b)	595	601,365
5.46%, 01/05/28, (1-year CMT + 1.375%)(b)	800	808,709
5.59%, 11/26/35, (1-year CMT + 1.200%)(b)	425	432,131
5.68%, 01/05/35, (1-year CMT + 1.750%)(b)	1,160	1,190,128
5.72%, 06/05/30, (1-year CMT + 1.070%)(b)	630	653,521
5.87%, 03/06/29, (1-year CMT + 1.700%)(b)	690	711,113
5.99%, 08/07/27, (1-year CMT + 1.480%)(b)	830	840,590
Manufacturers & Traders Trust Co.
3.40%, 08/17/27	195	190,542
4.70%, 01/27/28	605	608,375
4.76%, 07/06/28, (1-day SOFR + 0.770%)(b)	295	296,178
Mitsubishi UFJ Financial Group Inc.
1.64%, 10/13/27, (1-year CMT + 0.670%)(b)	835	805,963
2.05%, 07/17/30	820	726,968
2.31%, 07/20/32, (1-year CMT + 0.950%)(b)	855	743,540
2.34%, 01/19/28, (1-year CMT + 0.830%)(b)	770	745,756
2.49%, 10/13/32, (1-year CMT + 0.970%)(b)	350	305,853
2.56%, 02/25/30	604	553,418
2.76%, 09/13/26	320	313,964
2.85%, 01/19/33, (1-year CMT + 1.100%)(b)	450	398,883
3.20%, 07/18/29	894	852,300
3.29%, 07/25/27	347	340,348
3.68%, 02/22/27	547	541,163
3.74%, 03/07/29	610	597,070
3.75%, 07/18/39	830	710,398
3.96%, 03/02/28(a)	677	670,610
4.05%, 09/11/28(a)	481	476,865
4.08%, 04/19/28, (1-year CMT + 1.300%)(b)	710	704,188
4.15%, 03/07/39(a)	37	33,937
4.29%, 07/26/38(a)	295	275,049
4.32%, 04/19/33, (1-year CMT + 1.550%)(b)	365	351,872
5.02%, 07/20/28, (1-year CMT + 1.950%)(b)	500	504,749
5.13%, 07/20/33, (1-year CMT + 2.125%)(b)	810	818,948
5.16%, 04/24/31, (1-year CMT + 1.170%)(b)	250	255,276
5.20%, 01/16/31, (1-year CMT + 0.780%)(b)	575	586,690
5.24%, 04/19/29, (1-year CMT + 1.700%)(b)	395	402,381
5.26%, 04/17/30, (1-year CMT + 0.820%)(a)(b)	480	490,916

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.35%, 09/13/28, (1-year CMT + 1.900%)(b)	$620	$630,298
5.41%, 04/19/34, (1-year CMT + 1.970%)(b)	530	545,270
5.42%, 02/22/29, (1-year CMT + 1.380%)(b)	525	536,344
5.43%, 04/17/35, (1-year CMT + 1.000%)(b)	830	846,397
5.44%, 02/22/34, (1-year CMT + 1.630%)(a)(b)	565	582,237
5.47%, 09/13/33, (1-year CMT + 2.125%)(b)	290	298,802
5.48%, 02/22/31, (1-year CMT + 1.530%)(b)	275	283,873
5.57%, 01/16/36, (1-year CMT + 0.950%)(b)	610	627,390
5.62%, 04/24/36, (1-year CMT + 1.270%)(b)	745	769,757
Mizuho Financial Group Inc.
1.98%, 09/08/31, (3-mo. CME Term SOFR + 1.532%)(b)	510	445,006
2.17%, 05/22/32, (1-year CMT + 0.870%)(b)	290	250,587
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.772%)(b)	475	421,456
2.26%, 07/09/32, (1-year CMT + 0.900%)(b)	285	246,439
2.59%, 05/25/31, (3-mo. CME Term SOFR + 1.332%)(b)	210	190,494
2.84%, 09/13/26	470	461,733
2.87%, 09/13/30, (3-mo. CME Term SOFR + 1.572%)(b)	235	218,956
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.392%)(b)	355	335,701
3.17%, 09/11/27	621	605,348
3.26%, 05/22/30, (1-year CMT + 1.250%)(b)	245	233,370
3.66%, 02/28/27	200	197,544
4.02%, 03/05/28	585	580,453
4.25%, 09/11/29, (3-mo. CME Term SOFR + 1.532%)(a)(b)	505	500,284
4.71%, 07/08/31, (1-year CMT + 1.070%)(b)	490	489,071
5.10%, 05/13/31, (1-year CMT + 0.820%)(b)	305	309,466
5.32%, 07/08/36, (1-day SOFR + 1.080%)(b)	670	673,136
5.38%, 05/26/30, (1-year CMT + 1.120%)(b)	245	250,793
5.38%, 07/10/30, (1-year CMT + 1.080%)(b)	300	307,892
5.41%, 09/13/28, (1-year CMT + 2.050%)(b)	340	345,903
5.42%, 05/13/36, (1-year CMT + 0.980%)(b)	365	369,762
5.58%, 05/26/35, (1-year CMT + 1.300%)(b)	420	430,938
5.59%, 07/10/35, (1-year CMT + 1.300%)(b)	500	513,959
5.67%, 05/27/29, (1-year CMT + 1.500%)(b)	350	360,284
5.67%, 09/13/33, (1-year CMT + 2.400%)(b)	290	301,426
5.74%, 05/27/31, (1-year CMT + 1.650%)(b)	260	270,621
5.75%, 05/27/34, (1-year CMT + 1.800%)(b)	615	640,484
5.75%, 07/06/34, (1-year CMT + 1.900%)(b)	690	718,574
5.78%, 07/06/29, (1-year CMT + 1.650%)(b)	720	744,332
Morgan Stanley
1.79%, 02/13/32, (1-day SOFR + 1.034%)(b)	1,170	1,000,956
1.93%, 04/28/32, (1-day SOFR + 1.020%)(b)	1,053	902,358
2.24%, 07/21/32, (1-day SOFR + 1.178%)(b)	1,274	1,104,169
2.48%, 01/21/28, (1-day SOFR + 1.000%)(b)	870	844,523
2.51%, 10/20/32, (1-day SOFR + 1.200%)(b)	1,075	940,314
2.70%, 01/22/31, (1-day SOFR + 1.143%)(b)	1,646	1,516,783
2.80%, 01/25/52, (1-day SOFR + 1.430%)(b)	770	476,446
2.94%, 01/21/33, (1-day SOFR + 1.290%)(b)	935	835,161
3.22%, 04/22/42, (1-day SOFR + 1.485%)(b)	767	581,610
3.59%, 07/22/28(b)	1,085	1,065,713
3.62%, 04/01/31, (1-day SOFR + 3.120%)(b)	945	904,993
3.63%, 01/20/27	1,393	1,379,392
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.402%)(b)	1,272	1,251,043
3.97%, 07/22/38(b)	774	676,915
4.21%, 04/20/28, (1-day SOFR + 1.610%)(a)(b)	1,150	1,144,940
Security	Par (000)	Value
Banks (continued)
4.30%, 01/27/45	$985	$838,065
4.38%, 01/22/47	850	723,612
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.890%)(a)(b)	1,452	1,446,510
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.693%)(b)	260	240,287
4.65%, 10/18/30, (1-day SOFR + 1.100%)(b)	1,190	1,191,882
4.89%, 07/20/33, (1-day SOFR + 2.076%)(b)	810	810,278
5.04%, 07/19/30, (1-day SOFR + 1.215%)(b)	1,045	1,062,591
5.12%, 02/01/29, (1-day SOFR + 1.730%)(b)	1,060	1,075,784
5.16%, 04/20/29, (1-day SOFR + 1.590%)(b)	1,135	1,153,077
5.17%, 01/16/30, (1-day SOFR + 1.450%)(b)	855	872,317
5.19%, 04/17/31, (1-day SOFR + 1.510%)(b)	1,240	1,266,524
5.23%, 01/15/31, (1-day SOFR + 1.108%)(b)	1,095	1,120,806
5.25%, 04/21/34, (1-day SOFR + 1.870%)(b)	1,260	1,280,210
5.32%, 07/19/35, (1-day SOFR + 1.555%)(b)	1,345	1,361,260
5.42%, 07/21/34, (1-day SOFR + 1.880%)(b)	945	968,162
5.45%, 07/20/29, (1-day SOFR + 1.630%)(b)	980	1,006,107
5.47%, 01/18/35, (1-day SOFR + 1.730%)(b)	910	932,326
5.52%, 11/19/55, (1-day SOFR + 1.710%)(b)	1,135	1,110,043
5.59%, 01/18/36, (1-day SOFR + 1.418%)(b)	1,020	1,047,217
5.60%, 03/24/51, (1-day SOFR + 4.840%)(a)(b)	746	737,115
5.65%, 04/13/28, (1-day SOFR +1.010%)(b)	655	667,407
5.66%, 04/18/30, (1-day SOFR + 1.260%)(a)(b)	1,035	1,071,984
5.66%, 04/17/36, (1-day SOFR + 1.757%)(b)	1,205	1,243,231
5.83%, 04/19/35, (1-day SOFR + 1.580%)(b)	1,140	1,196,010
6.25%, 08/09/26	350	356,325
6.30%, 10/18/28, (1-day SOFR + 2.240%)(b)	960	996,466
6.34%, 10/18/33, (1-day SOFR + 2.560%)(b)	925	1,001,546
6.38%, 07/24/42	767	840,954
6.41%, 11/01/29, (1-day SOFR + 1.830%)(b)	775	817,783
6.63%, 11/01/34, (1-day SOFR + 2.050%)(b)	655	721,542
7.25%, 04/01/32	461	528,166
Series ., 4.99%, 04/12/29, (1-day SOFR + 1.380%)(b)	505	511,100
Morgan Stanley Bank NA
4.45%, 10/15/27, (1-day SOFR + 0.680%)(b)	915	913,573
4.95%, 01/14/28, (1-day SOFR + 1.080%)(b)	765	769,291
4.97%, 07/14/28, (1-day SOFR + 0.930%)(b)	765	772,603
5.02%, 01/12/29, (1-day SOFR + 0.906%)(b)	815	825,056
5.50%, 05/26/28, (1-day SOFR + 0.865%)(b)	895	910,994
5.88%, 10/30/26	675	687,205
Morgan Stanley Private Bank N.A., 4.73%, 07/18/31, (1-day SOFR + 1.417%)(b)	5	5,022
National Australia Bank Ltd./New York
3.91%, 06/09/27	605	601,249
4.31%, 06/13/28	465	466,137
4.50%, 10/26/27	580	583,175
4.53%, 06/13/30	300	302,151
4.79%, 01/10/29	315	320,495
4.90%, 06/13/28	255	259,762
4.90%, 01/14/30	250	255,850
4.94%, 01/12/28	625	635,759
5.09%, 06/11/27	260	263,847
National Bank of Canada
4.50%, 10/10/29	395	393,416
4.95%, 02/01/28, (1-day SOFR + 0.795%)(b)	360	361,958
5.60%, 12/18/28	270	278,653
NatWest Group PLC
3.07%, 05/22/28, (1-year CMT + 2.550%)(b)	385	375,398
4.45%, 05/08/30(b)	500	496,278

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.89%, 05/18/29(a)(b)	$1,160	$1,169,191
4.96%, 08/15/30, (1-year CMT + 1.220%)(a)(b)	620	626,521
5.08%, 01/27/30(b)	900	911,667
5.12%, 05/23/31, (1-year CMT + 1.050%)(b)	510	517,724
5.52%, 09/30/28, (1-year CMT + 2.270%)(b)	550	560,401
5.58%, 03/01/28, (1-year CMT + 1.100%)(b)	530	538,106
5.78%, 03/01/35, (1-year CMT + 1.500%)(b)	675	699,990
5.81%, 09/13/29, (1-year CMT + 1.950%)(b)	640	663,367
6.02%, 03/02/34, (1-year CMT + 2.100%)(b)	405	427,594
Northern Trust Corp.
1.95%, 05/01/30	270	242,439
3.15%, 05/03/29	190	182,549
3.65%, 08/03/28	50	49,205
4.00%, 05/10/27	420	418,327
6.13%, 11/02/32	585	630,941
PNC Bank N.A., 4.43%, 07/21/28, (1-day SOFR + 0.890%)(b)	510	509,929
PNC Bank NA
2.70%, 10/22/29	480	446,130
3.10%, 10/25/27	450	437,662
3.25%, 01/22/28	385	375,492
4.05%, 07/26/28	840	831,613
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26	325	314,488
2.31%, 04/23/32, (1-day SOFR + 0.979%)(b)	558	489,118
2.55%, 01/22/30	1,350	1,247,726
3.15%, 05/19/27	330	323,184
3.45%, 04/23/29	1,336	1,296,205
4.63%, 06/06/33, (1-day SOFR Index + 1.850%)(b)	445	433,634
4.81%, 10/21/32, (1-day SOFR + 1.259%)(b)	685	684,366
4.90%, 05/13/31, (1-day SOFR + 1.333%)(b)	800	808,721
5.07%, 01/24/34, (1-day SOFR + 1.933%)(b)	760	761,752
5.22%, 01/29/31, (1-day SOFR + 1.072%)(b)	575	589,309
5.30%, 01/21/28, (1-day SOFR + 1.342%)(b)	470	475,501
5.35%, 12/02/28, (1-day SOFR + 1.620%)(b)	445	454,115
5.37%, 07/21/36, (1-day SOFR + 1.060%)(b)	510	515,097
5.40%, 07/23/35, (1-day SOFR + 1.599%)(b)	765	778,270
5.49%, 05/14/30, (1-day SOFR + 1.198%)(b)	715	739,293
5.58%, 06/12/29, (1-day SOFR + 1.841%)(b)	1,254	1,292,688
5.58%, 01/29/36, (1-day SOFR + 1.394%)(b)	885	907,920
5.68%, 01/22/35, (1-day SOFR + 1.902%)(b)	770	797,708
5.94%, 08/18/34, (1-day SOFR + 1.946%)(a)(b)	390	410,984
6.04%, 10/28/33, (1-day SOFR Index + 2.140%)(b)	710	754,170
6.62%, 10/20/27, (1-day SOFR Index + 1.730%)(b)	50	51,185
6.88%, 10/20/34, (1-day SOFR + 2.284%)(b)	965	1,077,789
Royal Bank of Canada
1.40%, 11/02/26	505	487,127
2.05%, 01/21/27	315	305,056
2.30%, 11/03/31	845	739,422
3.63%, 05/04/27	565	558,544
3.88%, 05/04/32	555	529,247
4.24%, 08/03/27	710	708,472
4.50%, 08/06/29, (1-day SOFR + 1.190%)(b)	600	600,390
4.51%, 10/18/27, (1-day SOFR Index + 0.720%)(b)	305	304,700
4.52%, 10/18/28, (1-day SOFR Index + 0.860%)(b)	450	450,082
Security	Par (000)	Value
Banks (continued)
4.65%, 10/18/30, (1-day SOFR Index + 1.080%)(b)	$1,010	$1,009,956
4.70%, 08/06/31, (1-day SOFR + 1.780%)(b)	475	475,410
4.72%, 03/27/28, (1-day SOFR Index + 0.810%)(b)	380	381,873
4.88%, 01/19/27	700	705,347
4.90%, 01/12/28	435	441,045
4.95%, 02/01/29	475	485,093
4.97%, 01/24/29, (1-day SOFR + 0.830%)(b)	765	773,565
4.97%, 08/02/30, (1-day SOFR + 1.000%)(b)	595	602,435
4.97%, 05/02/31, (1-day SOFR Index + 1.130%)(b)	570	577,463
5.00%, 02/01/33	825	839,340
5.00%, 05/02/33	375	380,127
5.15%, 02/04/31, (1-day SOFR + 1.030%)(b)	840	856,273
5.15%, 02/01/34	630	644,028
5.20%, 08/01/28	730	747,958
6.00%, 11/01/27	685	708,195
State Street Bank & Trust Co.
4.59%, 11/25/26	150	150,685
4.78%, 11/23/29	380	386,804
State Street Corp.
1.68%, 11/18/27, (1-day SOFR + 0.560%)(b)	360	347,183
2.20%, 02/07/28, (1-day SOFR + 0.730%)(b)	400	387,199
2.20%, 03/03/31	472	415,899
2.40%, 01/24/30(a)	520	481,801
2.62%, 02/07/33, (1-day SOFR + 1.002%)(b)	280	246,600
3.03%, 11/01/34, (1-day SOFR + 1.490%)(b)	235	217,140
4.14%, 12/03/29, (3-mo. CME Term SOFR + 1.292%)(b)	235	233,257
4.16%, 08/04/33, (1-day SOFR + 1.726%)(b)	360	345,367
4.33%, 10/22/27	815	816,374
4.42%, 05/13/33, (1-day SOFR + 1.605%)(b)	230	224,987
4.53%, 02/20/29, (1-day SOFR + 1.018%)(b)	535	536,846
4.54%, 02/28/28	345	347,450
4.54%, 04/24/28, (1-day SOFR + 0.950%)(b)	470	471,466
4.68%, 10/22/32, (1-day SOFR + 1.050%)(b)	490	488,641
4.73%, 02/28/30	315	318,102
4.82%, 01/26/34, (1-day SOFR + 1.567%)(a)(b)	385	382,461
4.83%, 04/24/30(a)	435	441,905
4.99%, 03/18/27	440	444,998
5.15%, 02/28/36, (1-day SOFR + 1.217%)(b)	325	326,691
5.16%, 05/18/34, (1-day SOFR + 1.890%)(b)	510	519,233
5.27%, 08/03/26	830	836,140
5.68%, 11/21/29, (1-day SOFR + 1.484%)(b)	415	431,715
5.82%, 11/04/28, (1-day SOFR + 1.715%)(b)	265	273,166
6.12%, 11/21/34, (1-day SOFR + 1.958%)(b)	110	117,125
Sumitomo Mitsui Financial Group Inc.
1.40%, 09/17/26	870	840,515
1.71%, 01/12/31	255	219,168
1.90%, 09/17/28	1,120	1,036,442
2.13%, 07/08/30(a)	810	720,039
2.17%, 01/14/27	260	251,798
2.22%, 09/17/31	495	429,428
2.30%, 01/12/41	250	169,763
2.47%, 01/14/29	235	220,005
2.72%, 09/27/29	215	200,810
2.75%, 01/15/30	730	675,416
3.01%, 10/19/26(a)	750	737,183
3.04%, 07/16/29	1,384	1,308,095
3.05%, 01/14/42	190	142,257

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.35%, 10/18/27	$390	$381,510
3.36%, 07/12/27	904	888,349
3.45%, 01/11/27	607	599,024
3.54%, 01/17/28	460	451,087
3.94%, 07/19/28	291	288,120
4.31%, 10/16/28(a)	245	244,132
4.66%, 07/08/31, (1-day SOFR + 1.380%)(b)	200	199,937
4.95%, 07/08/33, (1-day SOFR + 1.500%)(b)	200	200,171
5.24%, 04/15/30	200	205,140
5.25%, 07/08/36, (1-day SOFR + 1.395%)(b)	400	402,098
5.32%, 07/09/29	510	524,248
5.42%, 07/09/31	490	506,397
5.45%, 01/15/32	415	429,152
5.52%, 01/13/28	775	795,554
5.56%, 07/09/34	630	650,706
5.63%, 01/15/35	500	519,867
5.71%, 01/13/30	765	799,065
5.72%, 09/14/28	530	549,061
5.77%, 01/13/33	725	761,186
5.78%, 07/13/33	310	325,801
5.80%, 07/13/28(a)	515	535,137
5.81%, 09/14/33	450	476,590
5.85%, 07/13/30	385	405,399
Toronto-Dominion Bank (The)
1.25%, 09/10/26	695	671,025
1.95%, 01/12/27(a)	230	222,268
2.00%, 09/10/31	800	695,559
2.45%, 01/12/32	415	362,469
2.80%, 03/10/27	680	663,278
3.20%, 03/10/32	740	673,357
4.11%, 06/08/27	730	726,757
4.46%, 06/08/32(a)	900	882,480
4.57%, 12/17/26	680	681,183
4.57%, 06/02/28	325	326,474
4.69%, 09/15/27	835	840,156
4.78%, 12/17/29	470	474,538
4.81%, 06/03/30	455	458,689
4.86%, 01/31/28	540	545,416
4.98%, 04/05/27	375	378,491
4.99%, 04/05/29	270	274,879
5.15%, 09/10/34, (5-year CMT + 1.500%)(b)	580	583,089
5.16%, 01/10/28	670	681,562
5.26%, 12/11/26	345	348,741
5.30%, 01/30/32	255	261,620
5.52%, 07/17/28	520	536,091
Truist Bank
2.25%, 03/11/30	527	473,654
3.80%, 10/30/26	342	338,709
4.42%, 07/24/28, (5-year CMT + 2.701%)(b)	500	499,283
Truist Financial Corp.
1.13%, 08/03/27	350	328,571
1.89%, 06/07/29, (1-day SOFR + 0.862%)(b)	355	330,378
1.95%, 06/05/30	373	331,011
4.12%, 06/06/28, (1-day SOFR + 1.368%)(b)	415	412,761
4.87%, 01/26/29, (1-day SOFR + 1.435%)(b)	745	751,699
5.07%, 05/20/31, (1-day SOFR + 1.309%)(b)	610	618,442
5.12%, 01/26/34, (1-day SOFR + 1.852%)(b)	710	709,427
5.15%, 08/05/32, (1-day SOFR + 1.571%)(a)(b)	500	508,640
5.44%, 01/24/30, (1-day SOFR + 1.620%)(b)	685	704,207
5.71%, 01/24/35, (1-day SOFR + 1.922%)(b)	960	992,942
5.87%, 06/08/34, (1-day SOFR + 2.361%)(b)	805	840,846
Security	Par (000)	Value
Banks (continued)
6.12%, 10/28/33, (1-day SOFR + 2.300%)(b)	$380	$403,201
7.16%, 10/30/29, (1-day SOFR + 2.446%)(b)	855	922,544
U.S. Bancorp
1.38%, 07/22/30	725	625,486
2.22%, 01/27/28, (1-day SOFR + 0.730%)(b)	705	681,262
2.49%, 11/03/36, (5-year CMT + 0.950%)(b)	670	568,885
2.68%, 01/27/33, (1-day SOFR + 1.020%)(b)	395	346,035
3.00%, 07/30/29	522	492,945
3.90%, 04/26/28	360	356,753
4.55%, 07/22/28, (1-day SOFR + 1.660%)(b)	855	856,337
4.65%, 02/01/29, (1-day SOFR + 1.230%)(b)	810	813,964
4.84%, 02/01/34, (1-day SOFR + 1.600%)(a)(b)	990	977,217
4.97%, 07/22/33, (1-day SOFR + 2.110%)(b)	645	636,175
5.05%, 02/12/31, (1-day SOFR + 1.061%)(b)	585	593,810
5.08%, 05/15/31, (1-day SOFR + 1.296%)(b)	570	580,087
5.10%, 07/23/30, (1-day SOFR + 1.250%)(b)	515	525,537
5.38%, 01/23/30, (1-day SOFR + 1.560%)(b)	746	765,776
5.42%, 02/12/36, (1-day SOFR + 1.411%)(a)(b)	605	615,129
5.68%, 01/23/35, (1-day SOFR + 1.860%)(b)	1,000	1,036,543
5.78%, 06/12/29, (1-day SOFR + 2.020%)(b)	820	848,475
5.84%, 06/12/34, (1-day SOFR + 2.260%)(b)	888	930,618
5.85%, 10/21/33, (1-day SOFR + 2.090%)(b)	725	760,006
6.79%, 10/26/27, (1-day SOFR + 1.880%)(b)	405	415,571
Series X, 3.15%, 04/27/27	684	670,990
U.S. Bank NA/Cincinnati OH
4.51%, 10/22/27, (1-day SOFR + 0.690%)(b)	480	479,646
4.73%, 05/15/28, (1-day SOFR + 0.910%)(b)	555	557,452
UBS AG/London
4.50%, 06/26/48	464	399,850
5.65%, 09/11/28	330	342,413
UBS AG/Stamford CT
1.25%, 08/07/26	855	828,506
4.86%, 01/10/28, (1-day SOFR + 0.720%)(b)	485	487,851
5.00%, 07/09/27	705	713,394
7.50%, 02/15/28	1,160	1,246,298
UBS Group AG, 4.88%, 05/15/45	925	835,097
Wachovia Corp., 5.50%, 08/01/35	410	416,535
Wells Fargo & Co.
2.39%, 06/02/28, (1-day SOFR + 2.100%)(b)	1,335	1,285,188
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.262%)(b)	1,218	1,117,235
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.432%)(b)	1,580	1,476,006
3.00%, 10/23/26	1,345	1,322,375
3.07%, 04/30/41, (1-day SOFR + 2.530%)(b)	1,543	1,162,899
3.35%, 03/02/33, (1-day SOFR + 1.500%)(b)	1,690	1,547,023
3.53%, 03/24/28, (1-day SOFR + 1.510%)(b)	1,585	1,559,963
3.58%, 05/22/28, (3-mo. CME Term SOFR + 1.572%)(b)	1,309	1,287,196
3.90%, 05/01/45	878	696,646
4.15%, 01/24/29	1,155	1,144,778
4.30%, 07/22/27	1,176	1,173,723
4.40%, 06/14/46	830	680,402
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.032%)(b)	1,106	1,098,589
4.61%, 04/25/53, (1-day SOFR + 2.130%)(b)	1,330	1,134,110
4.65%, 11/04/44	837	717,005
4.75%, 12/07/46	116	99,938
4.81%, 07/25/28, (1-day SOFR + 1.980%)(b)	1,370	1,377,326
4.90%, 07/25/33, (1-day SOFR + 2.100%)(b)	2,010	2,009,274
4.90%, 11/17/45	843	742,817

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.97%, 04/23/29, (1-day SOFR + 1.370%)(b)	$1,095	$1,107,292
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.502%)(b)	2,357	2,132,923
5.15%, 04/23/31, (1-day SOFR + 1.500%)(b)	1,880	1,918,147
5.20%, 01/23/30, (1-day SOFR + 1.500%)(b)	1,330	1,357,326
5.21%, 12/03/35, (1-day SOFR + 1.380%)(b)	1,205	1,207,811
5.24%, 01/24/31, (1-day SOFR + 1.110%)(b)	1,020	1,044,175
5.38%, 11/02/43	775	734,843
5.39%, 04/24/34, (1-day SOFR + 2.020%)(b)	1,665	1,703,010
5.50%, 01/23/35, (1-day SOFR + 1.780%)(b)	1,495	1,531,419
5.56%, 07/25/34, (1-day SOFR + 1.990%)(b)	1,970	2,031,310
5.57%, 07/25/29, (1-day SOFR + 1.740%)(b)	1,920	1,976,763
5.61%, 04/23/36, (1-day SOFR + 1.740%)(b)	1,010	1,040,042
5.61%, 01/15/44	985	957,589
5.71%, 04/22/28, (1-day SOFR +1.070%)(b)	1,330	1,355,842
6.30%, 10/23/29, (1-day SOFR + 1.790%)(b)	1,355	1,425,661
6.49%, 10/23/34, (1-day SOFR + 2.060%)(b)	1,770	1,932,962
Series W, 4.90%, 01/24/28, (1-day SOFR + 0.780%)(b)	295	296,513
Wells Fargo Bank NA
5.25%, 12/11/26	970	981,216
5.45%, 08/07/26	775	782,712
5.85%, 02/01/37	460	477,494
5.95%, 08/26/36	305	318,694
6.60%, 01/15/38	578	638,390
Westpac Banking Corp.
1.95%, 11/20/28	510	474,207
2.15%, 06/03/31	515	455,263
2.65%, 01/16/30(a)	310	289,481
2.67%, 11/15/35, (5-year CMT + 1.750%)(b)	950	839,727
2.70%, 08/19/26	550	540,846
2.96%, 11/16/40(a)	435	321,131
3.02%, 11/18/36, (5-year CMT + 1.530%)(b)	475	416,845
3.13%, 11/18/41	505	368,590
3.35%, 03/08/27	655	646,100
3.40%, 01/25/28(a)	530	520,699
4.04%, 08/26/27	335	333,960
4.11%, 07/24/34, (5-year CMT + 2.000%)(b)	910	879,838
4.32%, 11/23/31, (5-year USD ICE Swap + 2.236%)(b)	515	510,724
4.35%, 07/01/30	475	474,755
4.42%, 07/24/39	495	445,271
4.60%, 10/20/26	310	311,121
5.05%, 04/16/29	455	466,882
5.41%, 08/10/33, (1-year CMT + 2.680%)(b)	495	500,432
5.46%, 11/18/27	670	687,473
5.54%, 11/17/28	655	681,141
5.62%, 11/20/35, (1-year CMT + 1.200%)(b)	625	630,649
6.82%, 11/17/33	335	368,468
		544,465,819
Beverages — 3.0%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36	2,685	2,605,546
4.90%, 02/01/46	4,745	4,336,270
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	270	240,258
4.70%, 02/01/36(a)	420	406,704
4.90%, 02/01/46	735	670,124
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30	885	851,021
Security	Par (000)	Value
Beverages (continued)
4.38%, 04/15/38(a)	$375	$347,934
4.44%, 10/06/48	875	739,091
4.50%, 06/01/50	75	65,971
4.60%, 04/15/48(a)	55	48,663
4.75%, 01/23/29	1,222	1,239,868
4.75%, 04/15/58	315	272,645
4.90%, 01/23/31	470	480,934
4.95%, 01/15/42	840	787,373
5.00%, 06/15/34(a)	590	598,250
5.45%, 01/23/39	1,130	1,145,150
5.55%, 01/23/49	1,975	1,943,336
5.80%, 01/23/59	1,030	1,043,928
8.20%, 01/15/39	625	790,455
Brown-Forman Corp.
4.50%, 07/15/45	295	253,671
4.75%, 04/15/33(a)	335	334,962
Coca-Cola Co. (The)
1.00%, 03/15/28(a)	560	517,867
1.38%, 03/15/31	724	618,031
1.45%, 06/01/27	550	524,494
1.50%, 03/05/28	566	531,490
1.65%, 06/01/30(a)	795	703,670
2.00%, 03/05/31	430	379,557
2.13%, 09/06/29	403	372,381
2.25%, 01/05/32	1,025	903,383
2.50%, 06/01/40	629	454,240
2.50%, 03/15/51(a)	828	491,398
2.60%, 06/01/50(a)	810	498,063
2.75%, 06/01/60(a)	482	285,389
2.88%, 05/05/41	295	220,316
2.90%, 05/25/27	214	209,633
3.00%, 03/05/51(a)	907	601,318
3.38%, 03/25/27	611	604,228
3.45%, 03/25/30	660	636,843
4.20%, 03/25/50	265	220,538
4.65%, 08/14/34(a)	455	455,225
5.00%, 05/13/34(a)	385	394,410
5.20%, 01/14/55	630	600,072
5.30%, 05/13/54(a)	600	580,672
5.40%, 05/13/64	910	877,716
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32	438	358,302
2.75%, 01/22/30	330	306,506
5.10%, 05/06/35	190	188,677
Diageo Capital PLC
2.00%, 04/29/30	528	473,887
2.13%, 04/29/32	430	365,939
2.38%, 10/24/29	493	456,222
3.88%, 05/18/28	150	148,676
3.88%, 04/29/43	221	178,578
5.30%, 10/24/27	385	392,887
5.38%, 10/05/26	385	388,917
5.50%, 01/24/33	290	302,090
5.63%, 10/05/33	530	555,890
5.88%, 09/30/36	359	385,159
Diageo Investment Corp.
4.25%, 05/11/42	318	272,324
5.13%, 08/15/30	30	30,792
5.63%, 04/15/35	105	109,529
PepsiCo Inc.
1.40%, 02/25/31(a)	400	341,533

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
1.63%, 05/01/30	$545	$482,008
1.95%, 10/21/31	640	553,304
2.38%, 10/06/26	522	511,040
2.63%, 03/19/27	170	165,798
2.63%, 07/29/29	483	454,635
2.63%, 10/21/41	445	312,849
2.75%, 03/19/30	862	804,315
2.75%, 10/21/51	525	325,260
2.88%, 10/15/49	600	391,148
3.00%, 10/15/27	750	732,155
3.45%, 10/06/46(a)	396	294,247
3.60%, 02/18/28	360	355,782
3.63%, 03/19/50	514	383,578
3.88%, 03/19/60	235	174,778
3.90%, 07/18/32	680	653,787
4.00%, 05/02/47	345	277,630
4.10%, 01/15/29	305	303,618
4.20%, 07/18/52	320	260,357
4.30%, 07/23/30	205	204,108
4.40%, 02/07/27	280	281,023
4.45%, 02/07/28	320	322,612
4.45%, 05/15/28	370	373,631
4.45%, 02/15/33	410	408,205
4.45%, 04/14/46	515	451,643
4.50%, 07/17/29	425	429,388
4.60%, 02/07/30	235	238,302
4.65%, 07/23/32	315	314,818
4.65%, 02/15/53	80	70,306
4.80%, 07/17/34	450	449,850
5.00%, 02/07/35	355	358,272
5.00%, 07/23/35	325	325,603
5.13%, 11/10/26	335	338,465
5.25%, 07/17/54(a)	330	317,747
5.50%, 01/15/40	375	384,912
7.00%, 03/01/29	365	398,078
Pepsico Singapore Financing I Pte Ltd., 4.65%, 02/16/27	280	281,991
		49,524,239
Biotechnology — 0.4%
Gilead Sciences Inc.
1.20%, 10/01/27	40	37,456
1.65%, 10/01/30	15	13,056
2.60%, 10/01/40	180	128,228
2.80%, 10/01/50(a)	800	500,433
2.95%, 03/01/27	30	29,396
4.00%, 09/01/36	35	31,799
4.15%, 03/01/47	25	20,372
4.50%, 02/01/45	20	17,329
4.60%, 09/01/35	165	159,405
4.75%, 03/01/46	1,770	1,577,886
4.80%, 11/15/29	60	60,935
4.80%, 04/01/44	1,500	1,362,411
5.10%, 06/15/35	1,420	1,429,303
5.25%, 10/15/33	5	5,147
5.50%, 11/15/54	975	952,527
5.55%, 10/15/53	85	83,536
5.60%, 11/15/64	455	444,214
5.65%, 12/01/41	55	55,794
		6,909,227
Security	Par (000)	Value
Chemicals — 0.5%
Air Products and Chemicals Inc.
1.85%, 05/15/27	$466	$447,117
2.05%, 05/15/30	520	467,730
2.70%, 05/15/40	492	355,824
2.80%, 05/15/50	498	311,863
4.30%, 06/11/28	155	155,091
4.60%, 02/08/29	515	519,780
4.75%, 02/08/31	340	344,153
4.80%, 03/03/33	235	235,626
4.85%, 02/08/34(a)	545	542,953
4.90%, 10/11/32	155	156,617
Ecolab Inc.
1.30%, 01/30/31	185	156,708
1.65%, 02/01/27	360	346,282
2.13%, 02/01/32	335	288,269
2.13%, 08/15/50(a)	295	158,803
2.70%, 11/01/26	575	563,688
2.70%, 12/15/51	430	261,789
2.75%, 08/18/55	270	159,279
3.25%, 12/01/27	347	339,066
4.30%, 06/15/28	125	125,223
4.80%, 03/24/30(a)	417	423,893
5.25%, 01/15/28	185	189,630
EIDP Inc.
2.30%, 07/15/30	317	287,473
4.80%, 05/15/33	255	252,809
5.13%, 05/15/32	250	254,324
Linde Inc./CT
1.10%, 08/10/30	465	399,159
3.55%, 11/07/42(a)	297	233,353
		7,976,502
Commercial Services — 1.2%
American University (The), Series 2019, 3.67%, 04/01/49	218	161,582
Automatic Data Processing Inc.
1.25%, 09/01/30	666	574,407
1.70%, 05/15/28	552	517,597
4.45%, 09/09/34	440	428,047
4.75%, 05/08/32	410	414,297
Brown University, Series A, 2.92%, 09/01/50	260	170,596
California Institute of Technology, 3.65%, 09/01/2119(a)	225	140,909
Cintas Corp. No. 2
3.70%, 04/01/27	488	483,137
4.00%, 05/01/32	360	347,216
Cornell University, 4.84%, 06/15/34(a)	255	253,974
Duke University, Series 2020, 2.83%, 10/01/55	310	190,440
Ford Foundation (The), Series 2020, 2.82%, 06/01/70	350	193,413
George Washington University (The), Series 2018, 4.13%, 09/15/48	406	324,839
Leland Stanford Junior University (The), 3.65%, 05/01/48	379	291,083
Massachusetts Institute of Technology
3.07%, 04/01/52(a)	225	150,027
3.89%, 07/01/2116(a)	193	132,547
4.68%, 07/01/2114	345	285,044
5.60%, 07/01/2111	373	370,137
5.62%, 06/01/55(a)	15	15,306
Series F, 2.99%, 07/01/50(a)	305	203,684

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Northwestern University
4.64%, 12/01/44	$244	$227,143
4.94%, 12/01/35	5	5,028
PayPal Holdings Inc.
2.30%, 06/01/30	565	512,343
2.65%, 10/01/26	755	740,656
2.85%, 10/01/29	410	385,900
3.25%, 06/01/50(a)	485	331,958
3.90%, 06/01/27	145	144,135
4.40%, 06/01/32	335	329,923
5.05%, 06/01/52(a)	495	452,077
5.10%, 04/01/35	275	275,838
5.15%, 06/01/34(a)	465	470,301
5.25%, 06/01/62(a)	300	274,949
President and Fellows of Harvard College
2.52%, 10/15/50(a)	181	108,443
3.15%, 07/15/46	249	177,264
3.30%, 07/15/56	225	152,106
3.75%, 11/15/52	210	158,260
Series ., 4.61%, 02/15/35(a)	560	551,806
RELX Capital Inc.
3.00%, 05/22/30	45	42,239
4.00%, 03/18/29	30	29,674
4.75%, 03/27/30	105	106,273
4.75%, 05/20/32	145	145,562
5.25%, 03/27/35	165	168,037
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50(a)	555	329,765
S&P Global Inc.
1.25%, 08/15/30(a)	355	305,247
2.30%, 08/15/60	323	164,557
2.45%, 03/01/27	640	622,195
2.50%, 12/01/29	255	236,647
2.70%, 03/01/29	695	657,310
2.90%, 03/01/32	765	691,082
2.95%, 01/22/27	303	297,132
3.25%, 12/01/49(a)	329	230,657
3.70%, 03/01/52	515	386,457
3.90%, 03/01/62	330	246,998
4.25%, 05/01/29	350	349,183
4.75%, 08/01/28	390	394,402
5.25%, 09/15/33	390	402,922
Trustees of Princeton University (The)
5.70%, 03/01/39	279	294,299
Series 2020, 2.52%, 07/01/50(a)	249	150,824
University of Miami, 4.06%, 04/01/52(a)	280	219,629
University of Southern California
3.03%, 10/01/39	384	306,801
4.98%, 10/01/53(a)	85	77,585
Washington University (The)
3.52%, 04/15/54	265	189,180
4.35%, 04/15/2122	230	173,147
Yale University
Series 2020, 1.48%, 04/15/30	495	436,858
Series 2020, 2.40%, 04/15/50(a)	295	174,576
		18,775,650
Computers — 3.0%
Accenture Capital Inc.
3.90%, 10/04/27	365	362,679
4.05%, 10/04/29	665	657,225
4.25%, 10/04/31	265	260,900
Security	Par (000)	Value
Computers (continued)
4.50%, 10/04/34	$625	$604,608
Apple Inc.
1.20%, 02/08/28	1,123	1,046,661
1.25%, 08/20/30	713	617,568
1.40%, 08/05/28	1,130	1,045,093
1.65%, 05/11/30	946	841,578
1.65%, 02/08/31	1,312	1,142,188
1.70%, 08/05/31(a)	590	510,489
2.05%, 09/11/26	1,100	1,074,075
2.20%, 09/11/29	857	793,834
2.38%, 02/08/41	655	456,930
2.40%, 08/20/50	510	299,373
2.45%, 08/04/26	1,110	1,090,709
2.55%, 08/20/60(a)	855	487,649
2.65%, 05/11/50	1,305	810,136
2.65%, 02/08/51(a)	1,472	907,224
2.70%, 08/05/51	1,008	626,246
2.80%, 02/08/61	915	538,007
2.85%, 08/05/61	680	402,970
2.90%, 09/12/27(a)	390	380,956
2.95%, 09/11/49	813	541,547
3.00%, 06/20/27	676	663,172
3.00%, 11/13/27	719	703,565
3.20%, 05/11/27	1,042	1,026,245
3.25%, 08/08/29	460	445,318
3.35%, 02/09/27	1,238	1,224,148
3.35%, 08/08/32	750	703,964
3.45%, 02/09/45	939	722,268
3.75%, 09/12/47	555	434,442
3.75%, 11/13/47	667	523,626
3.85%, 05/04/43	1,447	1,203,601
3.85%, 08/04/46	882	709,095
3.95%, 08/08/52(a)	965	765,269
4.00%, 05/10/28	810	809,551
4.00%, 05/12/28	510	509,993
4.10%, 08/08/62	640	503,725
4.15%, 05/10/30	220	220,984
4.20%, 05/12/30(a)	495	495,493
4.25%, 02/09/47	408	347,592
4.30%, 05/10/33	480	479,072
4.38%, 05/13/45	1,053	925,021
4.45%, 05/06/44	599	545,147
4.50%, 05/12/32	480	482,807
4.50%, 02/23/36(a)	858	849,809
4.65%, 02/23/46	2,077	1,885,645
4.75%, 05/12/35	500	503,479
4.85%, 05/10/53(a)	715	676,232
IBM International Capital Pte Ltd.
4.60%, 02/05/27	315	315,893
4.60%, 02/05/29	80	80,545
4.75%, 02/05/31	130	130,833
4.90%, 02/05/34(a)	480	477,140
5.25%, 02/05/44	565	539,641
5.30%, 02/05/54(a)	750	696,380
International Business Machines Corp.
1.70%, 05/15/27	695	664,105
1.95%, 05/15/30(a)	675	600,726
2.20%, 02/09/27	270	261,532
2.72%, 02/09/32	120	106,679
2.85%, 05/15/40	443	324,647
2.95%, 05/15/50	470	295,873

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
3.30%, 01/27/27	$165	$162,564
3.43%, 02/09/52(a)	350	238,052
3.50%, 05/15/29	1,755	1,700,746
4.00%, 06/20/42	575	474,379
4.15%, 07/27/27(a)	310	309,641
4.15%, 05/15/39(a)	830	726,645
4.25%, 05/15/49(a)	1,415	1,133,366
4.40%, 07/27/32	380	372,968
4.50%, 02/06/28(a)	610	612,708
4.65%, 02/10/28	470	473,582
4.70%, 02/19/46	315	275,872
4.75%, 02/06/33(a)	330	329,970
4.90%, 07/27/52	375	329,615
5.10%, 02/06/53(a)	340	307,214
5.60%, 11/30/39	384	391,121
5.88%, 11/29/32(a)	362	387,649
Series .., 4.80%, 02/10/30	400	405,419
Series .., 5.00%, 02/10/32(a)	665	675,665
Series .., 5.20%, 02/10/35	430	434,361
Series .., 5.70%, 02/10/55(a)	500	492,530
		48,585,969
Cosmetics & Personal Care — 1.2%
Colgate-Palmolive Co.
3.10%, 08/15/27	355	347,840
3.25%, 08/15/32	125	115,038
3.70%, 08/01/47	228	175,915
4.00%, 08/15/45(a)	337	277,498
4.20%, 05/01/30	255	254,471
4.60%, 03/01/28	240	242,901
4.60%, 03/01/33	340	341,513
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31(a)	365	317,601
2.38%, 12/01/29	360	331,326
2.60%, 04/15/30	380	348,959
3.13%, 12/01/49	89	57,428
3.15%, 03/15/27	243	238,426
4.15%, 03/15/47	295	232,010
4.38%, 05/15/28	365	365,072
4.65%, 05/15/33(a)	575	567,325
5.00%, 02/14/34(a)	195	195,071
5.15%, 05/15/53	430	412,230
Kenvue Inc.
4.85%, 05/22/32	300	302,278
4.90%, 03/22/33	700	707,494
5.00%, 03/22/30	535	548,144
5.05%, 03/22/28	560	571,332
5.05%, 03/22/53(a)	675	618,273
5.10%, 03/22/43(a)	470	448,598
5.20%, 03/22/63	440	401,311
Procter & Gamble Co. (The)
1.20%, 10/29/30	775	666,177
1.90%, 02/01/27	560	542,203
1.95%, 04/23/31	615	544,078
2.30%, 02/01/32(a)	725	647,022
2.45%, 11/03/26	366	358,189
2.80%, 03/25/27	247	241,825
2.85%, 08/11/27	403	393,362
3.00%, 03/25/30	740	702,349
3.55%, 03/25/40	180	152,128
3.95%, 01/26/28	335	334,551
4.05%, 05/01/30	380	377,607
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
4.05%, 01/26/33(a)	$385	$377,103
4.15%, 10/24/29	230	230,167
4.35%, 01/29/29	320	322,548
4.55%, 01/29/34	420	418,756
4.55%, 10/24/34	310	308,424
4.60%, 05/01/35(a)	325	323,009
5.55%, 03/05/37	255	271,934
Unilever Capital Corp.
1.38%, 09/14/30	145	125,858
1.75%, 08/12/31	460	397,168
2.13%, 09/06/29	450	413,513
2.90%, 05/05/27	195	190,826
3.50%, 03/22/28	773	760,152
4.25%, 08/12/27(a)	200	200,296
4.63%, 08/12/34	335	330,323
4.88%, 09/08/28	325	331,023
5.00%, 12/08/33(a)	625	637,497
5.90%, 11/15/32	538	583,027
Series 30Y, 2.63%, 08/12/51(a)	370	222,144
		19,821,313
Distribution & Wholesale — 0.0%
WW Grainger Inc.
4.45%, 09/15/34	290	281,448
4.60%, 06/15/45	487	428,295
		709,743
Diversified Financial Services — 3.7%
American Express Co.
1.65%, 11/04/26	760	734,674
2.55%, 03/04/27	840	817,434
3.30%, 05/03/27	964	947,391
4.05%, 05/03/29	630	626,725
4.05%, 12/03/42(a)	394	331,356
4.35%, 07/20/29, (1-day SOFR + 1.220%)(b)	750	748,206
4.42%, 08/03/33, (1-day SOFR + 1.760%)(b)	555	541,004
4.73%, 04/25/29, (1-day SOFR + 1.260%)(a)(b)	825	832,019
4.92%, 07/20/33, (1-day SOFR + 0.680%)(b)	890	892,583
5.02%, 04/25/31, (1-day SOFR + 1.440%)(b)	785	798,545
5.04%, 07/26/28, (1-day SOFR + 0.930%)(b)	220	222,546
5.04%, 05/01/34, (1-day SOFR + 1.835%)(b)	675	679,557
5.09%, 01/30/31, (1-day SOFR Index + 1.020%)(b)	510	520,379
5.10%, 02/16/28, (1-day SOFR + 1.000%)(b)	730	736,546
5.28%, 07/27/29, (1-day SOFR Index + 1.280%)(b)	735	753,396
5.28%, 07/26/35, (1-day SOFR + 1.420%)(b)	895	906,182
5.44%, 01/30/36, (1-day SOFR Index + 1.320%)(b)	665	677,834
5.53%, 04/25/30, (1-day SOFR Index + 1.090%)(b)	565	585,838
5.67%, 04/25/36, (1-day SOFR + 1.790%)(b)	775	804,422
5.85%, 11/05/27	970	1,002,279
6.49%, 10/30/31, (1-day SOFR + 1.940%)(b)	590	639,912
Ameriprise Financial Inc.
2.88%, 09/15/26	420	413,143
4.50%, 05/13/32	160	158,258
5.15%, 05/15/33	410	417,940
5.20%, 04/15/35	325	325,752
5.70%, 12/15/28	335	348,554
Apollo Global Management Inc.
5.80%, 05/21/54	590	584,823

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
6.38%, 11/15/33	$225	$245,077
Brookfield Asset Management Ltd., 5.80%, 04/24/35	60	61,386
Brookfield Capital Finance LLC, 6.09%, 06/14/33	290	307,365
Brookfield Finance I U.K. PLC/Brookfield Finance Inc., 2.34%, 01/30/32	630	540,532
Brookfield Finance Inc.
2.72%, 04/15/31	335	302,133
3.50%, 03/30/51	273	189,068
3.90%, 01/25/28	681	670,738
4.35%, 04/15/30	296	292,233
4.70%, 09/20/47	467	400,526
4.85%, 03/29/29	355	357,890
5.97%, 03/04/54(a)	705	711,144
6.35%, 01/05/34	300	322,883
Brookfield Finance LLC/Brookfield Finance Inc., 3.45%, 04/15/50	374	254,167
Cboe Global Markets Inc.
1.63%, 12/15/30	570	494,183
3.65%, 01/12/27	549	543,414
Charles Schwab Corp. (The)
1.65%, 03/11/31	399	341,149
1.95%, 12/01/31	530	451,758
2.00%, 03/20/28	621	586,511
2.30%, 05/13/31	465	411,716
2.45%, 03/03/27(a)	715	694,543
2.90%, 03/03/32(a)	380	341,303
3.20%, 03/02/27	480	471,520
3.20%, 01/25/28	460	448,779
3.25%, 05/22/29	301	289,590
3.30%, 04/01/27	533	524,389
4.00%, 02/01/29	332	329,028
4.63%, 03/22/30	146	147,532
5.64%, 05/19/29, (1-day SOFR + 2.210%)(b)	835	862,710
5.85%, 05/19/34, (1-day SOFR + 2.500%)(b)	700	741,889
5.88%, 08/24/26	565	572,554
6.14%, 08/24/34, (1-day SOFR + 2.010%)(b)	453	488,908
6.20%, 11/17/29, (1-day SOFR + 1.878%)(b)	630	664,841
CME Group Inc.
2.65%, 03/15/32	635	567,264
3.75%, 06/15/28	562	556,370
4.15%, 06/15/48	785	655,519
4.40%, 03/15/30	245	245,027
5.30%, 09/15/43	397	394,727
Credit Suisse USA LLC, 7.13%, 07/15/32(a)	536	607,651
Franklin Resources Inc., 1.60%, 10/30/30	670	578,263
Intercontinental Exchange Inc.
1.85%, 09/15/32	830	687,681
2.10%, 06/15/30	670	600,610
2.65%, 09/15/40	795	572,966
3.00%, 06/15/50	800	520,818
3.00%, 09/15/60	955	575,946
3.10%, 09/15/27	385	375,323
3.63%, 09/01/28	505	494,278
3.75%, 09/21/28	255	250,642
4.00%, 09/15/27	965	959,523
4.25%, 09/21/48	720	591,394
4.35%, 06/15/29	600	600,389
4.60%, 03/15/33	640	633,816
4.95%, 06/15/52	684	614,608
5.20%, 06/15/62	565	523,949
Security	Par (000)	Value
Diversified Financial Services (continued)
5.25%, 06/15/31	$465	$480,794
Legg Mason Inc., 5.63%, 01/15/44	548	541,179
Mastercard Inc.
1.90%, 03/15/31	340	298,213
2.00%, 11/18/31	410	354,845
2.95%, 11/21/26	446	439,076
2.95%, 06/01/29	421	402,872
2.95%, 03/15/51(a)	403	261,738
3.30%, 03/26/27	560	552,622
3.35%, 03/26/30	837	803,741
3.50%, 02/26/28	230	226,473
3.65%, 06/01/49	310	233,233
3.80%, 11/21/46	316	248,654
3.85%, 03/26/50	751	583,210
3.95%, 02/26/48	365	290,949
4.10%, 01/15/28	340	339,767
4.35%, 01/15/32(a)	430	425,840
4.55%, 01/15/35	575	561,428
4.85%, 03/09/33	285	288,543
4.88%, 03/09/28	455	463,902
4.88%, 05/09/34	530	533,259
4.95%, 03/15/32	275	281,196
ORIX Corp.
2.25%, 03/09/31	175	153,396
4.00%, 04/13/32	405	384,684
4.65%, 09/10/29(a)	155	155,433
5.00%, 09/13/27	165	166,452
5.20%, 09/13/32(a)	185	188,198
5.40%, 02/25/35(a)	260	263,167
Raymond James Financial Inc.
3.75%, 04/01/51	375	273,068
4.65%, 04/01/30	270	272,695
4.95%, 07/15/46	545	490,019
Visa Inc.
0.75%, 08/15/27(a)	307	287,968
1.10%, 02/15/31	595	504,327
1.90%, 04/15/27	856	824,902
2.00%, 08/15/50	913	489,539
2.05%, 04/15/30(a)	798	722,960
2.70%, 04/15/40(a)	551	411,381
2.75%, 09/15/27	362	352,198
3.65%, 09/15/47	413	318,869
4.15%, 12/14/35	857	809,803
4.30%, 12/14/45	1,721	1,480,707
		59,876,821
Electric — 7.0%
AEP Transmission Co. LLC
3.75%, 12/01/47	235	177,313
4.50%, 06/15/52	275	230,226
5.40%, 03/15/53	350	336,208
Series M, 3.65%, 04/01/50	260	190,604
Alabama Power Co.
3.00%, 03/15/52(a)	265	171,083
3.05%, 03/15/32(a)	225	204,043
3.13%, 07/15/51(a)	340	225,670
3.45%, 10/01/49	335	237,817
3.75%, 09/01/27(a)	325	321,923
3.75%, 03/01/45	323	250,300
5.10%, 04/02/35	180	180,961
6.00%, 03/01/39	187	198,593
Series 20-A, 1.45%, 09/15/30	305	263,468

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Series A, 4.30%, 07/15/48	$277	$228,857
Series B, 3.70%, 12/01/47	264	198,565
Ameren Illinois Co.
3.70%, 12/01/47	206	154,711
3.85%, 09/01/32	270	254,617
4.50%, 03/15/49	285	240,480
4.95%, 06/01/33	265	266,940
5.55%, 07/01/54	335	329,803
Baltimore Gas & Electric Co.
2.25%, 06/15/31	323	285,660
3.50%, 08/15/46	273	199,110
4.55%, 06/01/52	253	213,071
5.40%, 06/01/53	365	349,096
5.45%, 06/01/35(a)	445	456,317
Berkshire Hathaway Energy Co.
1.65%, 05/15/31	240	204,145
2.85%, 05/15/51(a)	800	491,985
3.25%, 04/15/28	319	310,911
3.70%, 07/15/30	630	608,513
3.80%, 07/15/48	330	246,710
4.25%, 10/15/50	460	366,607
4.45%, 01/15/49	387	321,360
4.50%, 02/01/45	327	281,583
4.60%, 05/01/53	520	436,077
5.15%, 11/15/43	400	377,046
5.95%, 05/15/37	305	322,499
6.13%, 04/01/36	881	940,886
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42(a)	175	134,064
3.60%, 03/01/52	270	195,071
4.50%, 04/01/44	299	258,377
4.80%, 03/15/30	260	263,324
4.95%, 04/01/33	310	311,197
5.05%, 03/01/35	120	119,336
5.20%, 10/01/28(a)	280	287,052
Series AC, 4.25%, 02/01/49	318	258,013
Series AF, 3.35%, 04/01/51	323	223,908
Series ai., 4.45%, 10/01/32	160	156,463
Commonwealth Edison Co.
3.00%, 03/01/50	320	206,812
3.65%, 06/15/46	352	265,706
3.70%, 08/15/28	448	440,199
4.00%, 03/01/48	395	311,275
5.30%, 02/01/53	250	235,547
5.90%, 03/15/36	285	301,735
5.95%, 06/01/55	375	388,966
Series 123, 3.75%, 08/15/47	216	163,624
Series 130, 3.13%, 03/15/51	391	258,111
Connecticut Light and Power Co. (The)
4.00%, 04/01/48	490	383,072
5.25%, 01/15/53	95	88,572
Series A, 3.20%, 03/15/27	95	93,249
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31	490	438,103
3.20%, 12/01/51	290	191,885
3.60%, 06/15/61	340	231,304
3.70%, 11/15/59(a)	295	203,825
3.85%, 06/15/46	335	258,806
3.95%, 03/01/43	407	330,731
4.45%, 03/15/44	483	416,829
4.50%, 12/01/45	368	314,737
Security	Par (000)	Value
Electric (continued)
4.50%, 05/15/58	$350	$282,979
4.63%, 12/01/54	353	296,299
5.20%, 03/01/33	240	246,888
5.50%, 03/15/34	290	301,043
5.50%, 03/15/55	50	48,340
5.70%, 05/15/54	480	476,669
5.90%, 11/15/53	395	402,352
6.15%, 11/15/52	395	414,812
Series 07-A, 6.30%, 08/15/37	207	224,473
Series 08-B, 6.75%, 04/01/38	276	312,386
Series 09-C, 5.50%, 12/01/39	341	341,545
Series 2017, 3.88%, 06/15/47	300	228,408
Series 20A, 3.35%, 04/01/30	438	420,002
Series 20B, 3.95%, 04/01/50	554	429,467
Series A, 4.13%, 05/15/49	408	320,907
Series C, 3.00%, 12/01/60	320	189,647
Series C, 4.30%, 12/01/56	255	199,839
Series D, 4.00%, 12/01/28	345	342,440
Series E, 4.65%, 12/01/48	352	303,622
Consumers Energy Co.
3.10%, 08/15/50	435	290,455
3.50%, 08/01/51	272	198,342
4.05%, 05/15/48(a)	145	116,095
4.35%, 04/15/49	303	252,837
4.50%, 01/15/31	275	274,391
4.60%, 05/30/29	355	357,801
4.63%, 05/15/33	375	369,647
4.70%, 01/15/30	260	262,918
4.90%, 02/15/29	215	218,739
5.05%, 05/15/35	180	180,613
Dominion Energy South Carolina Inc.
5.10%, 06/01/65	244	216,708
6.05%, 01/15/38	250	264,460
6.25%, 10/15/53	215	231,210
DTE Electric Co.
2.25%, 03/01/30(a)	288	262,108
2.95%, 03/01/50	247	160,904
3.70%, 03/15/45	301	233,221
3.95%, 03/01/49	630	493,648
4.85%, 12/01/26	225	226,838
5.20%, 04/01/33	305	312,993
5.20%, 03/01/34(a)	225	229,609
5.25%, 05/15/35(a)	245	248,948
5.40%, 04/01/53(a)	310	300,810
5.85%, 05/15/55(a)	105	108,305
Series A, 1.90%, 04/01/28	358	336,830
Series A, 3.00%, 03/01/32	260	236,718
Series A, 4.05%, 05/15/48	90	72,357
Series C, 2.63%, 03/01/31	299	271,064
Duke Energy Carolinas LLC
2.45%, 02/01/30	270	248,579
2.55%, 04/15/31(a)	304	273,333
2.85%, 03/15/32	170	152,103
2.95%, 12/01/26	260	255,547
3.20%, 08/15/49	480	324,042
3.55%, 03/15/52	340	243,928
3.70%, 12/01/47	255	189,984
3.75%, 06/01/45	432	334,051
3.88%, 03/15/46	315	244,786
3.95%, 11/15/28	355	351,977
3.95%, 03/15/48	187	146,089

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.00%, 09/30/42	$375	$308,382
4.25%, 12/15/41	286	244,328
4.85%, 01/15/34(a)	265	263,493
4.95%, 01/15/33(a)	615	623,529
5.25%, 03/15/35	275	280,456
5.30%, 02/15/40	446	443,290
5.35%, 01/15/53	305	290,632
5.40%, 01/15/54	522	502,047
6.00%, 01/15/38	157	166,444
6.05%, 04/15/38	320	339,094
Duke Energy Florida LLC
1.75%, 06/15/30	275	242,255
2.40%, 12/15/31	560	492,661
2.50%, 12/01/29	395	365,895
3.00%, 12/15/51	255	161,044
3.20%, 01/15/27	362	356,355
3.40%, 10/01/46	135	96,363
3.80%, 07/15/28	375	370,964
5.88%, 11/15/33	280	296,551
5.95%, 11/15/52	295	303,263
6.20%, 11/15/53	390	415,416
6.35%, 09/15/37	225	244,754
6.40%, 06/15/38	520	567,445
Duke Energy Indiana LLC
2.75%, 04/01/50	375	230,326
3.75%, 05/15/46	170	128,426
5.40%, 04/01/53	300	285,281
6.35%, 08/15/38	216	235,021
Series YYY, 3.25%, 10/01/49	230	156,112
Duke Energy Progress LLC
2.00%, 08/15/31	395	341,907
2.50%, 08/15/50	263	153,116
3.40%, 04/01/32	260	241,483
3.45%, 03/15/29	315	305,627
3.60%, 09/15/47	190	138,874
3.70%, 09/01/28	299	293,465
4.10%, 05/15/42	250	207,664
4.10%, 03/15/43	251	206,606
4.15%, 12/01/44	270	220,681
4.20%, 08/15/45	310	254,695
4.35%, 03/06/27	240	240,446
5.05%, 03/15/35	455	455,413
5.10%, 03/15/34	345	348,207
5.25%, 03/15/33	295	302,522
5.35%, 03/15/53	320	302,822
5.55%, 03/15/55(a)	375	367,242
Entergy Arkansas LLC
2.65%, 06/15/51(a)	372	218,817
4.20%, 04/01/49	225	177,860
5.45%, 06/01/34	180	185,573
Entergy Louisiana LLC
2.35%, 06/15/32	190	163,885
2.90%, 03/15/51(a)	345	214,811
3.10%, 06/15/41	220	161,031
4.00%, 03/15/33	402	378,219
4.20%, 09/01/48	478	380,289
4.20%, 04/01/50	288	227,322
4.75%, 09/15/52	230	196,485
5.15%, 09/15/34	315	316,593
5.35%, 03/15/34	195	198,801
5.70%, 03/15/54(a)	375	370,067
Security	Par (000)	Value
Electric (continued)
5.80%, 03/15/55	$410	$408,924
Entergy Mississippi LLC, 5.80%, 04/15/55	240	239,483
Entergy Texas Inc.
1.75%, 03/15/31	380	326,406
5.25%, 04/15/35	340	343,470
Evergy Kansas Central Inc.
3.45%, 04/15/50	255	175,617
4.13%, 03/01/42	271	224,860
Florida Power & Light Co.
2.45%, 02/03/32	645	568,632
2.88%, 12/04/51	459	287,374
3.15%, 10/01/49	449	301,746
3.70%, 12/01/47	440	332,591
3.95%, 03/01/48	498	393,676
3.99%, 03/01/49	375	293,582
4.05%, 06/01/42	358	300,330
4.05%, 10/01/44	235	193,596
4.13%, 02/01/42	352	297,994
4.13%, 06/01/48	267	214,700
4.40%, 05/15/28	425	426,525
4.63%, 05/15/30	300	302,600
4.80%, 05/15/33	395	394,774
5.05%, 04/01/28	560	571,287
5.10%, 04/01/33	330	336,530
5.15%, 06/15/29	350	360,130
5.30%, 06/15/34	620	636,581
5.30%, 04/01/53	330	315,037
5.60%, 06/15/54	400	398,600
5.69%, 03/01/40	205	211,218
5.70%, 03/15/55	410	414,195
5.80%, 03/15/65	310	313,865
5.95%, 02/01/38	270	287,570
5.96%, 04/01/39	235	247,766
Georgia Power Co.
4.30%, 03/15/42	615	528,935
4.55%, 03/15/30	425	427,182
4.65%, 05/16/28	375	378,195
4.70%, 05/15/32	440	440,342
4.85%, 03/15/31(a)	315	320,304
4.95%, 05/17/33	510	512,228
5.00%, 02/23/27(a)	190	191,909
5.13%, 05/15/52(a)	425	396,956
5.20%, 03/15/35	315	318,566
5.25%, 03/15/34	405	411,950
Series 10-C, 4.75%, 09/01/40	285	264,914
Series A, 3.25%, 03/15/51	390	266,383
Series B, 2.65%, 09/15/29	210	196,725
Series B, 3.70%, 01/30/50	245	182,592
Indiana Michigan Power Co., 5.63%, 04/01/53	245	239,809
Jersey Central Power & Light Co., 5.10%, 01/15/35(a)	350	348,522
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	158	150,812
Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.08%, 10/01/54	293	277,021
Kentucky Utilities Co.
3.30%, 06/01/50	265	179,224
4.38%, 10/01/45	262	220,399
5.13%, 11/01/40	369	359,378
MidAmerican Energy Co.
2.70%, 08/01/52	300	184,400

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.15%, 04/15/50	$290	$195,246
3.65%, 04/15/29	458	447,597
3.65%, 08/01/48	323	239,723
4.25%, 07/15/49	387	313,920
5.30%, 02/01/55	285	269,821
5.85%, 09/15/54(a)	810	829,073
National Rural Utilities Cooperative Finance Corp.
2.40%, 03/15/30	388	355,394
2.75%, 04/15/32	180	160,704
3.40%, 02/07/28(a)	391	381,913
4.02%, 11/01/32	258	245,109
4.12%, 09/16/27	375	373,561
4.30%, 03/15/49	247	204,787
4.75%, 02/07/28	80	80,697
4.80%, 02/05/27	215	216,379
4.80%, 03/15/28(a)	405	409,889
4.85%, 02/07/29(a)	305	309,567
4.95%, 02/07/30	140	142,701
5.15%, 06/15/29(a)	305	313,432
5.80%, 01/15/33	365	387,137
Nevada Power Co.
6.00%, 03/15/54(a)	290	292,024
Series CC, 3.70%, 05/01/29	165	160,675
Northern States Power Co.
5.05%, 05/15/35(a)	400	401,989
5.65%, 05/15/55(a)	210	210,555
Northern States Power Co./MN
2.60%, 06/01/51	181	108,944
2.90%, 03/01/50(a)	258	167,561
3.40%, 08/15/42	124	94,389
3.60%, 09/15/47	273	201,866
4.50%, 06/01/52	230	194,041
5.10%, 05/15/53	375	347,359
5.40%, 03/15/54	270	261,050
NSTAR Electric Co.
3.20%, 05/15/27	500	490,587
5.40%, 06/01/34	290	297,120
Oklahoma Gas & Electric Co., 5.60%, 04/01/53	315	306,349
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30	369	341,151
3.10%, 09/15/49	359	235,879
3.70%, 11/15/28	345	337,715
3.75%, 04/01/45	273	209,961
4.30%, 05/15/28	395	394,272
4.50%, 03/20/27(c)	270	270,750
4.55%, 09/15/32	330	325,521
4.65%, 11/01/29	280	282,455
4.95%, 09/15/52	481	428,647
5.35%, 04/01/35(c)	220	224,269
5.55%, 06/15/54	390	378,780
5.65%, 11/15/33	460	483,294
5.80%, 04/01/55(c)	275	276,603
PacifiCorp
2.90%, 06/15/52	555	327,984
3.30%, 03/15/51	340	216,512
4.13%, 01/15/49	307	233,035
4.15%, 02/15/50	299	226,696
5.10%, 02/15/29	225	228,893
5.30%, 02/15/31	300	308,089
5.35%, 12/01/53	545	486,467
5.45%, 02/15/34	420	423,495
Security	Par (000)	Value
Electric (continued)
5.50%, 05/15/54(a)	$565	$516,107
5.75%, 04/01/37	307	310,372
5.80%, 01/15/55	740	704,431
6.00%, 01/15/39	250	257,254
6.25%, 10/15/37	230	241,101
PECO Energy Co.
3.90%, 03/01/48	347	270,622
4.90%, 06/15/33	243	245,670
5.25%, 09/15/54	320	302,164
Potomac Electric Power Co.
4.15%, 03/15/43	320	265,261
6.50%, 11/15/37	235	260,308
PPL Electric Utilities Corp.
4.85%, 02/15/34	300	298,462
5.00%, 05/15/33	110	111,252
5.25%, 05/15/53	355	338,027
Public Service Co. of Colorado
1.88%, 06/15/31	325	279,388
3.60%, 09/15/42	184	140,986
5.25%, 04/01/53	530	486,198
5.35%, 05/15/34	310	314,477
5.75%, 05/15/54	485	478,984
5.85%, 05/15/55	275	274,194
Series 34, 3.20%, 03/01/50(a)	310	204,996
Public Service Co. of New Hampshire, 5.35%, 10/01/33	190	196,202
Public Service Electric & Gas Co.
3.10%, 03/15/32	315	287,473
3.80%, 03/01/46	213	165,167
4.65%, 03/15/33	290	287,463
4.85%, 08/01/34	220	218,973
5.20%, 08/01/33	260	266,956
5.30%, 08/01/54(a)	270	256,384
5.45%, 03/01/54(a)	315	308,144
Public Service Electric and Gas Co., Series Q, 5.50%, 03/01/55(a)	105	103,475
Puget Sound Energy Inc., 4.22%, 06/15/48	300	238,996
San Diego Gas & Electric Co.
3.70%, 03/15/52	335	240,031
4.50%, 08/15/40	125	111,471
4.95%, 08/15/28	365	371,487
5.35%, 04/01/53	410	382,603
5.40%, 04/15/35	330	336,621
5.55%, 04/15/54	320	306,863
Series VVV, 1.70%, 10/01/30	451	391,881
Series WWW, 2.95%, 08/15/51	330	208,120
Series XXX, 3.00%, 03/15/32	240	216,494
Southern California Edison Co.
2.25%, 06/01/30	220	194,109
2.75%, 02/01/32	365	315,706
2.85%, 08/01/29(a)	317	294,060
3.45%, 02/01/52	265	170,178
3.65%, 02/01/50	657	446,990
4.00%, 04/01/47	934	679,886
4.40%, 09/06/26	220	219,348
4.50%, 09/01/40	275	231,375
4.65%, 10/01/43	389	320,897
4.88%, 02/01/27	265	265,402
5.15%, 06/01/29	285	287,727
5.20%, 06/01/34	495	484,459
5.25%, 03/15/30	315	317,348

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.30%, 03/01/28(a)	$435	$439,877
5.45%, 06/01/31	465	472,917
5.45%, 03/01/35(a)	275	273,865
5.50%, 03/15/40(a)	249	238,964
5.65%, 10/01/28	185	189,253
5.85%, 11/01/27	180	183,991
5.88%, 12/01/53	300	278,849
5.90%, 03/01/55(a)	325	306,201
5.95%, 11/01/32	450	465,758
6.00%, 01/15/34	210	215,325
6.05%, 03/15/39(a)	206	209,121
6.20%, 09/15/55(a)	370	363,747
Series 08-A, 5.95%, 02/01/38	305	303,848
Series 20A, 2.95%, 02/01/51	350	204,999
Series A, 4.20%, 03/01/29	214	209,415
Series B, 4.88%, 03/01/49	310	253,145
Series C, 4.13%, 03/01/48	702	524,382
Series D, 4.70%, 06/01/27(a)	275	275,075
Southwestern Public Service Co.
5.30%, 05/15/35	260	260,754
6.00%, 06/01/54	475	476,350
Series 8, 3.15%, 05/01/50	310	199,449
Tampa Electric Co.
4.90%, 03/01/29	180	182,508
5.15%, 03/01/35	195	195,159
Union Electric Co.
2.15%, 03/15/32	290	248,947
2.63%, 03/15/51	375	222,225
3.90%, 04/01/52	210	158,942
5.20%, 04/01/34	160	162,323
5.25%, 04/15/35	245	248,632
5.45%, 03/15/53	270	259,046
Virginia Electric & Power Co.
2.30%, 11/15/31	228	198,801
2.40%, 03/30/32(a)	285	247,858
2.45%, 12/15/50	328	184,549
2.95%, 11/15/51	555	346,260
3.30%, 12/01/49	342	230,800
4.00%, 01/15/43	335	270,427
4.45%, 02/15/44	311	264,892
4.60%, 12/01/48	274	230,864
5.00%, 04/01/33	440	443,178
5.00%, 01/15/34	120	119,378
5.05%, 08/15/34	400	400,469
5.15%, 03/15/35	245	246,107
5.35%, 01/15/54	210	197,299
5.45%, 04/01/53	390	371,750
5.55%, 08/15/54	250	241,706
5.65%, 03/15/55(a)	280	276,237
5.70%, 08/15/53	275	272,191
8.88%, 11/15/38	331	434,942
Series A, 2.88%, 07/15/29	300	283,604
Series A, 3.50%, 03/15/27	348	343,808
Series A, 3.80%, 04/01/28	270	267,177
Series A, 6.00%, 05/15/37	272	286,862
Series B, 3.75%, 05/15/27	315	311,814
Series B, 3.80%, 09/15/47	215	161,250
Series B, 6.00%, 01/15/36	260	274,852
Series C, 4.00%, 11/15/46	330	255,719
Series C, 4.63%, 05/15/52	373	314,257
Series D, 4.65%, 08/15/43	280	246,088
Security	Par (000)	Value
Electric (continued)
Wisconsin Electric Power Co., 4.75%, 09/30/32(a)	$195	$196,417
		114,392,305
Electrical Components & Equipment — 0.2%
Emerson Electric Co.
0.88%, 10/15/26	432	415,480
1.80%, 10/15/27	262	248,678
1.95%, 10/15/30	360	319,697
2.00%, 12/21/28(a)	450	418,450
2.20%, 12/21/31	565	493,748
2.75%, 10/15/50	277	173,659
2.80%, 12/21/51	523	327,784
5.00%, 03/15/35(a)	140	141,212
		2,538,708
Electronics — 0.6%
Amphenol Corp.
2.20%, 09/15/31	610	532,813
2.80%, 02/15/30	70	65,466
4.35%, 06/01/29	65	65,120
4.38%, 06/12/28	150	150,297
5.00%, 01/15/35	410	411,910
5.05%, 04/05/27	40	40,460
5.25%, 04/05/34	310	318,392
5.38%, 11/15/54(a)	115	111,742
Honeywell International Inc.
1.10%, 03/01/27	490	466,192
1.75%, 09/01/31	810	687,730
1.95%, 06/01/30	536	478,517
2.50%, 11/01/26	744	727,375
2.70%, 08/15/29	430	404,484
2.80%, 06/01/50	354	222,713
4.25%, 01/15/29	330	329,553
4.50%, 01/15/34	510	496,234
4.65%, 07/30/27	600	604,071
4.70%, 02/01/30(a)	415	419,539
4.75%, 02/01/32	355	356,510
4.88%, 09/01/29	350	357,174
4.95%, 02/15/28	233	237,075
4.95%, 09/01/31	260	264,976
5.00%, 02/15/33	588	594,895
5.00%, 03/01/35	610	609,771
5.25%, 03/01/54	935	879,116
5.35%, 03/01/64	365	342,546
Tyco Electronics Group SA, 2.50%, 02/04/32	330	290,657
		10,465,328
Environmental Control — 0.6%
Republic Services Inc.
1.45%, 02/15/31	705	600,102
2.30%, 03/01/30	10	9,115
2.38%, 03/15/33(a)	145	123,641
3.38%, 11/15/27	20	19,621
4.75%, 07/15/30(a)	10	10,151
4.88%, 04/01/29	5	5,093
5.00%, 04/01/34	785	792,497
Waste Connections Inc.
2.95%, 01/15/52	435	274,807
3.05%, 04/01/50	250	163,331
3.20%, 06/01/32	80	72,963
4.20%, 01/15/33	900	867,004
4.25%, 12/01/28	75	74,891
5.00%, 03/01/34(a)	20	20,120

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Environmental Control (continued)
5.25%, 09/01/35(a)	$225	$228,024
Waste Management Inc.
1.15%, 03/15/28(a)	210	194,348
1.50%, 03/15/31	692	589,522
2.50%, 11/15/50	100	58,628
3.15%, 11/15/27	250	244,045
4.15%, 04/15/32	485	471,860
4.15%, 07/15/49(a)	490	397,068
4.50%, 03/15/28	615	618,623
4.63%, 02/15/30	370	373,347
4.63%, 02/15/33	255	254,311
4.65%, 03/15/30	335	338,444
4.80%, 03/15/32(a)	425	430,246
4.88%, 02/15/29(a)	380	387,676
4.88%, 02/15/34	655	661,418
4.95%, 07/03/27	365	369,931
4.95%, 07/03/31	465	475,615
4.95%, 03/15/35	740	738,561
5.35%, 10/15/54	575	555,388
		10,420,391
Food — 0.2%
Hershey Co. (The)
2.30%, 08/15/26(a)	375	367,312
4.55%, 02/24/28	190	191,840
4.75%, 02/24/30	275	278,980
4.95%, 02/24/32	325	330,625
5.10%, 02/24/35	315	319,026
Hormel Foods Corp.
1.70%, 06/03/28	385	359,071
1.80%, 06/11/30	496	439,140
3.05%, 06/03/51	350	227,468
4.80%, 03/30/27	255	256,772
		2,770,234
Forest Products & Paper — 0.0%
Georgia-Pacific LLC, 7.75%, 11/15/29(a)	406	458,013
Gas — 0.5%
Atmos Energy Corp.
1.50%, 01/15/31	332	283,354
2.63%, 09/15/29	325	303,394
2.85%, 02/15/52	340	207,678
3.00%, 06/15/27	172	168,162
3.38%, 09/15/49	123	84,993
4.13%, 10/15/44	444	366,376
4.15%, 01/15/43	300	250,298
4.30%, 10/01/48	315	259,246
5.00%, 12/15/54(a)	340	307,562
5.75%, 10/15/52	230	230,289
5.90%, 11/15/33	340	363,644
6.20%, 11/15/53	250	268,314
Series ., 5.20%, 08/15/35	250	251,564
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	475	413,592
4.40%, 07/01/32	470	457,331
5.25%, 03/01/28	510	521,294
ONE Gas Inc.
4.66%, 02/01/44	275	240,019
5.10%, 04/01/29	190	194,406
Southern California Gas Co.
2.95%, 04/15/27	435	424,854
5.05%, 09/01/34	340	340,272
Security	Par (000)	Value
Gas (continued)
5.20%, 06/01/33	$425	$431,020
5.45%, 06/15/35	430	438,482
5.60%, 04/01/54	232	226,602
5.75%, 06/01/53	130	127,635
6.00%, 06/15/55	475	483,275
6.35%, 11/15/52(a)	295	315,430
Series VV, 4.30%, 01/15/49	257	205,540
Series XX, 2.55%, 02/01/30(a)	269	246,927
		8,411,553
Hand & Machine Tools — 0.0%
Snap-on Inc., 3.10%, 05/01/50(a)	373	250,817
Health Care - Products — 0.9%
Abbott Laboratories
1.15%, 01/30/28	354	330,112
1.40%, 06/30/30(a)	393	344,273
3.75%, 11/30/26	857	852,069
4.75%, 11/30/36	737	724,997
4.75%, 04/15/43(a)	323	302,045
4.90%, 11/30/46	1,626	1,515,503
5.30%, 05/27/40	327	330,261
6.00%, 04/01/39	325	353,200
6.15%, 11/30/37	385	424,495
Boston Scientific Corp.
2.65%, 06/01/30	150	138,263
4.70%, 03/01/49(a)	25	22,214
Danaher Corp.
2.60%, 10/01/50(a)	510	307,202
2.80%, 12/10/51(a)	545	337,974
4.38%, 09/15/45	295	251,709
DH Europe Finance II SARL
2.60%, 11/15/29	445	413,980
3.25%, 11/15/39	485	386,046
3.40%, 11/15/49	380	269,380
Medtronic Global Holdings SCA
4.25%, 03/30/28	565	564,929
4.50%, 03/30/33	550	542,401
Medtronic Inc.
4.38%, 03/15/35	842	810,980
4.63%, 03/15/45	932	832,918
Thermo Fisher Scientific Inc.
1.75%, 10/15/28	475	439,380
2.00%, 10/15/31	570	495,114
2.60%, 10/01/29(a)	205	191,925
2.80%, 10/15/41	631	452,733
4.10%, 08/15/47	430	353,638
4.80%, 11/21/27(a)	260	263,109
4.95%, 08/10/26	420	422,152
4.95%, 11/21/32(a)	415	423,224
4.98%, 08/10/30	400	410,260
5.00%, 12/05/26	505	509,359
5.00%, 01/31/29	595	608,718
5.09%, 08/10/33	405	413,826
5.20%, 01/31/34(a)	320	328,088
5.40%, 08/10/43	70	69,220
		15,435,697
Health Care - Services — 2.6%
Ascension Health
3.95%, 11/15/46	617	488,116
Series B, 2.53%, 11/15/29	387	358,658
Series B, 3.11%, 11/15/39	415	321,346

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50(a)	$40	$28,062
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50	254	192,860
Baylor Scott & White Holdings, Series 2021, 2.84%, 11/15/50	490	306,330
Children's Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50	265	162,003
CommonSpirit Health
2.78%, 10/01/30	215	196,192
3.35%, 10/01/29	400	381,491
3.82%, 10/01/49	262	190,902
3.91%, 10/01/50	240	175,480
4.19%, 10/01/49(a)	400	309,917
4.35%, 11/01/42	350	293,740
5.21%, 12/01/31	350	357,088
5.32%, 12/01/34	250	248,708
6.07%, 11/01/27(a)	175	180,728
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49	280	193,371
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47	230	180,451
Hackensack Meridian Health Inc.
Series 2020, 2.68%, 09/01/41	265	184,416
Series 2020, 2.88%, 09/01/50	280	174,707
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52(a)	230	172,476
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	401	314,137
Kaiser Foundation Hospitals
3.15%, 05/01/27	307	300,738
4.15%, 05/01/47	777	634,776
4.88%, 04/01/42	310	285,521
Series 2019, 3.27%, 11/01/49	535	368,583
Series 2021, 2.81%, 06/01/41	595	424,705
Series 2021, 3.00%, 06/01/51	650	419,192
Mass General Brigham Inc., Series 2020, 3.34%, 07/01/60	294	189,967
Mayo Clinic, Series 2021, 3.20%, 11/15/61	235	145,931
Memorial Sloan-Kettering Cancer Center, Series 2015, 4.20%, 07/01/55	155	123,631
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50	320	192,921
New York and Presbyterian Hospital (The)
4.02%, 08/01/45(a)	266	215,745
Series 2019, 3.95%, 08/01/2119	105	69,955
Northwell Healthcare Inc.
3.98%, 11/01/46	270	208,029
4.26%, 11/01/47	438	348,069
Novant Health Inc., 3.17%, 11/01/51	291	189,932
Providence St. Joseph Health Obligated Group
5.40%, 10/01/33(a)	260	261,589
Series 19A, 2.53%, 10/01/29	306	282,002
Series 21A, 2.70%, 10/01/51(a)	420	241,372
SSM Health Care Corp., Series A, 3.82%, 06/01/27	100	99,012
Stanford Health Care, Series 2018, 3.80%, 11/15/48	300	228,279
Sutter Health
Series 20A, 2.29%, 08/15/30	225	202,540
Series 20A, 3.36%, 08/15/50(a)	89	61,247
Security	Par (000)	Value
Health Care - Services (continued)
Toledo Hospital (The), 5.75%, 11/15/38(a)	$176	$175,542
UnitedHealth Group Inc.
3.70%, 05/15/27	340	336,338
2.00%, 05/15/30	690	614,455
2.30%, 05/15/31	762	669,819
2.75%, 05/15/40	437	312,118
2.88%, 08/15/29	490	460,895
2.90%, 05/15/50	715	438,666
2.95%, 10/15/27	496	481,298
3.05%, 05/15/41	860	627,259
3.13%, 05/15/60	540	317,254
3.25%, 05/15/51	557	363,370
3.38%, 04/15/27	225	221,284
3.45%, 01/15/27	291	287,234
3.50%, 08/15/39	665	531,396
3.70%, 08/15/49	687	491,897
3.75%, 10/15/47	59	43,239
3.85%, 06/15/28(a)	552	544,402
3.88%, 12/15/28	424	416,501
3.88%, 08/15/59	650	452,175
3.95%, 10/15/42	378	302,960
4.00%, 05/15/29	515	506,900
4.20%, 05/15/32	760	732,074
4.20%, 01/15/47	342	272,093
4.25%, 01/15/29	650	645,889
4.25%, 03/15/43	395	327,900
4.25%, 04/15/47	398	317,998
4.25%, 06/15/48	705	557,948
4.38%, 03/15/42	340	291,064
4.40%, 06/15/28	140	140,015
4.45%, 12/15/48	623	506,938
4.50%, 04/15/33	650	629,647
4.60%, 04/15/27	90	90,294
4.63%, 07/15/35	417	400,341
4.63%, 11/15/41	314	277,810
4.65%, 01/15/31(a)	430	429,847
4.75%, 07/15/45	1,045	912,355
4.75%, 05/15/52	1,020	857,877
4.80%, 01/15/30	680	686,785
4.90%, 04/15/31(a)	530	535,512
4.95%, 01/15/32(a)	630	634,244
4.95%, 05/15/62	520	438,192
5.00%, 04/15/34	680	674,282
5.05%, 04/15/53	1,015	892,098
5.15%, 07/15/34(a)	910	912,295
5.20%, 04/15/63	870	761,308
5.25%, 02/15/28	515	526,226
5.30%, 02/15/30	605	622,357
5.30%, 06/15/35(a)	225	227,520
5.35%, 02/15/33	1,050	1,074,652
5.38%, 04/15/54(a)	915	841,557
5.50%, 07/15/44	820	790,146
5.50%, 04/15/64	550	503,614
5.63%, 07/15/54	1,400	1,333,328
5.75%, 07/15/64	910	868,177
5.80%, 03/15/36	345	358,533
5.88%, 02/15/53	1,015	1,002,031
5.95%, 06/15/55	295	295,010
6.05%, 02/15/63	650	648,794
6.50%, 06/15/37(a)	267	289,971
6.63%, 11/15/37	374	410,339

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
6.88%, 02/15/38	$560	$628,724
UPMC, 5.04%, 05/15/33(a)	305	305,404
		43,151,106
Home Builders — 0.1%
DR Horton Inc.
1.30%, 10/15/26	10	9,623
1.40%, 10/15/27(a)	255	239,292
4.85%, 10/15/30	25	25,137
5.00%, 10/15/34	165	163,119
5.50%, 10/15/35	235	238,297
NVR Inc., 3.00%, 05/15/30	190	177,314
		852,782
Household Products & Wares — 0.1%
Kimberly-Clark Corp.
1.05%, 09/15/27	335	314,935
2.00%, 11/02/31(a)	340	298,151
2.88%, 02/07/50(a)	341	220,922
3.10%, 03/26/30	415	393,485
3.20%, 04/25/29(a)	325	314,006
3.20%, 07/30/46	204	144,553
3.95%, 11/01/28	280	278,094
6.63%, 08/01/37	306	351,189
		2,315,335
Insurance — 2.4%
Aflac Inc.
3.60%, 04/01/30	493	476,532
4.75%, 01/15/49	283	244,618
Alleghany Corp.
3.25%, 08/15/51	265	177,734
3.63%, 05/15/30	295	284,802
Arch Capital Finance LLC, 4.01%, 12/15/26	65	64,574
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	170	156,974
AXA SA, 8.60%, 12/15/30	165	195,609
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30	487	423,929
1.85%, 03/12/30(a)	440	396,968
2.30%, 03/15/27(a)	65	63,247
2.50%, 01/15/51	385	227,744
2.85%, 10/15/50	875	556,004
2.88%, 03/15/32	620	568,408
3.85%, 03/15/52	1,395	1,064,686
4.20%, 08/15/48(a)	1,206	999,065
4.25%, 01/15/49	987	822,981
4.30%, 05/15/43	258	225,059
4.40%, 05/15/42	425	386,171
5.75%, 01/15/40	352	376,876
Berkshire Hathaway Inc., 4.50%, 02/11/43(a)	537	497,647
Chubb Corp. (The)
6.00%, 05/11/37	358	384,254
Series 1, 6.50%, 05/15/38	370	412,559
Chubb INA Holdings LLC
1.38%, 09/15/30	615	531,399
2.85%, 12/15/51	235	149,844
3.05%, 12/15/61	450	273,013
4.35%, 11/03/45	730	626,327
4.65%, 08/15/29	530	536,443
5.00%, 03/15/34	800	808,946
Loews Corp.
3.20%, 05/15/30	268	253,129
4.13%, 05/15/43	261	218,720
Security	Par (000)	Value
Insurance (continued)
Manulife Financial Corp.
2.48%, 05/19/27	$45	$43,522
3.70%, 03/16/32(a)	545	514,911
4.06%, 02/24/32, (5-year USD ICE Swap + 1.647%)(b)	180	177,498
5.38%, 03/04/46	377	371,748
Marsh & McLennan Companies Inc.
2.25%, 11/15/30	515	459,816
4.20%, 03/01/48	495	403,078
4.35%, 01/30/47	178	148,742
4.38%, 03/15/29	874	874,880
4.55%, 11/08/27(a)	440	442,607
4.65%, 03/15/30	570	575,392
4.75%, 03/15/39	244	229,986
4.85%, 11/15/31	485	490,325
4.90%, 03/15/49	568	507,411
5.00%, 03/15/35	1,075	1,073,197
5.15%, 03/15/34	165	167,678
5.35%, 11/15/44	220	212,368
5.40%, 09/15/33	335	345,781
5.40%, 03/15/55(a)	790	753,607
5.45%, 03/15/53	235	225,026
5.45%, 03/15/54	165	157,978
5.70%, 09/15/53	515	512,332
5.75%, 11/01/32	120	127,244
6.25%, 11/01/52	310	331,752
MetLife Inc.
4.05%, 03/01/45	539	437,542
4.13%, 08/13/42	405	338,898
4.55%, 03/23/30(a)	630	634,795
4.60%, 05/13/46	395	347,874
4.88%, 11/13/43	515	469,992
5.00%, 07/15/52	355	319,855
5.25%, 01/15/54	535	501,231
5.30%, 12/15/34(a)	380	388,360
5.38%, 07/15/33(a)	505	524,652
5.70%, 06/15/35	501	525,587
5.88%, 02/06/41	360	371,066
6.38%, 06/15/34	394	433,453
6.50%, 12/15/32(a)	276	307,464
PartnerRe Finance B LLC, 3.70%, 07/02/29	365	352,624
Principal Financial Group Inc.
2.13%, 06/15/30	426	380,506
3.70%, 05/15/29	215	209,040
6.05%, 10/15/36	270	286,652
Progressive Corp. (The)
2.45%, 01/15/27(a)	166	161,665
2.50%, 03/15/27	35	34,017
3.00%, 03/15/32	325	295,371
3.20%, 03/26/30	444	422,149
3.70%, 03/15/52(a)	345	256,503
3.95%, 03/26/50	273	212,448
4.00%, 03/01/29	240	237,831
4.13%, 04/15/47(a)	278	227,287
4.20%, 03/15/48	350	287,392
4.95%, 06/15/33	285	288,429
Prudential Financial Inc.
2.10%, 03/10/30(a)	257	233,143
3.00%, 03/10/40(a)	291	219,491
3.70%, 03/13/51	767	559,225
3.91%, 12/07/47	448	346,975

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
3.94%, 12/07/49	$543	$412,518
4.35%, 02/25/50	513	421,232
4.60%, 05/15/44	378	331,725
5.20%, 03/14/35	395	397,608
5.70%, 12/14/36	285	297,579
Prudential Funding Asia PLC, 3.13%, 04/14/30(a)	620	585,390
RenaissanceRe Holdings Ltd.
5.75%, 06/05/33	400	412,185
5.80%, 04/01/35	245	251,832
Travelers Companies Inc. (The)
2.55%, 04/27/50	315	187,180
3.05%, 06/08/51	380	247,965
3.75%, 05/15/46(a)	293	226,388
4.00%, 05/30/47	285	227,070
4.05%, 03/07/48	279	223,071
4.10%, 03/04/49	300	239,988
4.60%, 08/01/43	275	243,925
5.05%, 07/24/35	95	95,291
5.35%, 11/01/40	250	248,989
5.45%, 05/25/53	410	398,384
5.70%, 07/24/55	55	55,455
6.25%, 06/15/37	389	427,244
Travelers Property Casualty Corp., 6.38%, 03/15/33	278	308,869
		38,402,546
Internet — 2.9%
Alibaba Group Holding Ltd.
2.13%, 02/09/31(a)	910	806,056
2.70%, 02/09/41(a)	555	393,791
3.15%, 02/09/51	720	477,177
3.25%, 02/09/61	490	309,382
3.40%, 12/06/27(a)	1,325	1,298,206
4.00%, 12/06/37	435	388,265
4.20%, 12/06/47	950	775,325
4.40%, 12/06/57	495	402,546
4.50%, 11/28/34	355	341,796
4.88%, 05/26/30(c)	105	107,150
5.25%, 05/26/35(c)	385	390,793
5.63%, 11/26/54(c)	320	317,192
Alphabet Inc.
0.80%, 08/15/27(a)	65	60,964
1.10%, 08/15/30	1,267	1,091,957
1.90%, 08/15/40	55	36,499
2.00%, 08/15/26	1,102	1,077,468
2.05%, 08/15/50	1,537	846,017
2.25%, 08/15/60(a)	895	469,512
4.00%, 05/15/30(a)	480	478,476
4.50%, 05/15/35	620	608,564
5.25%, 05/15/55	425	417,281
5.30%, 05/15/65	460	446,623
Amazon.com Inc.
1.20%, 06/03/27	682	647,133
1.50%, 06/03/30	1,081	953,301
1.65%, 05/12/28	1,152	1,078,835
2.10%, 05/12/31	1,707	1,511,704
2.50%, 06/03/50(a)	1,391	831,709
2.70%, 06/03/60	946	543,673
2.88%, 05/12/41	1,077	801,179
3.10%, 05/12/51	1,705	1,144,381
3.15%, 08/22/27	387	379,717
3.25%, 05/12/61	890	577,689
Security	Par (000)	Value
Internet (continued)
3.30%, 04/13/27	$1,070	$1,055,084
3.45%, 04/13/29	785	766,951
3.60%, 04/13/32	1,220	1,163,559
3.88%, 08/22/37	1,414	1,271,337
3.95%, 04/13/52	1,280	1,006,067
4.05%, 08/22/47	1,732	1,424,092
4.10%, 04/13/62	525	409,180
4.25%, 08/22/57	1,212	986,007
4.55%, 12/01/27	1,040	1,050,252
4.65%, 12/01/29	755	768,361
4.70%, 12/01/32(a)	1,025	1,039,515
4.80%, 12/05/34(a)	554	563,449
4.95%, 12/05/44(a)	814	783,622
Baidu Inc.
2.38%, 08/23/31	270	239,586
3.63%, 07/06/27	215	211,716
4.38%, 03/29/28	35	34,956
Booking Holdings Inc.
3.55%, 03/15/28	310	303,897
4.63%, 04/13/30	783	790,886
Meta Platforms Inc.
3.50%, 08/15/27	390	385,090
3.85%, 08/15/32(a)	1,355	1,295,351
4.30%, 08/15/29	430	431,730
4.45%, 08/15/52	1,470	1,233,534
4.55%, 08/15/31	640	645,494
4.60%, 05/15/28	990	1,002,848
4.65%, 08/15/62	780	653,313
4.75%, 08/15/34	1,255	1,250,977
4.80%, 05/15/30	425	435,570
4.95%, 05/15/33	885	901,118
5.40%, 08/15/54	1,755	1,696,968
5.55%, 08/15/64	1,378	1,337,251
5.60%, 05/15/53	1,320	1,306,849
5.75%, 05/15/63	890	893,603
Netflix Inc.
5.40%, 08/15/54	25	24,437
5.88%, 11/15/28	40	41,952
6.38%, 05/15/29	80	85,712
Tencent Music Entertainment Group, 2.00%, 09/03/30	330	290,608
		47,791,283
Iron & Steel — 0.1%
Nucor Corp.
2.70%, 06/01/30	305	280,590
3.13%, 04/01/32(a)	200	181,523
3.85%, 04/01/52	310	232,353
3.95%, 05/01/28	285	282,244
4.30%, 05/23/27	400	399,663
4.65%, 06/01/30	320	321,903
5.10%, 06/01/35	80	80,125
6.40%, 12/01/37	115	125,979
		1,904,380
Machinery — 1.5%
ABB Finance USA Inc., 4.38%, 05/08/42	360	317,619
Caterpillar Financial Services Corp.
1.10%, 09/14/27	264	248,046
1.15%, 09/14/26	285	275,460
1.70%, 01/08/27	320	308,907
3.60%, 08/12/27	395	390,421

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
4.38%, 08/16/29(a)	$375	$376,588
4.40%, 10/15/27	380	381,804
4.45%, 10/16/26	415	416,092
4.50%, 01/08/27	295	296,037
4.60%, 11/15/27	400	403,464
4.70%, 11/15/29	295	299,401
4.85%, 02/27/29	300	305,595
5.00%, 05/14/27	345	349,661
Caterpillar Inc.
1.90%, 03/12/31	240	211,224
2.60%, 09/19/29	296	277,384
2.60%, 04/09/30	336	311,467
3.25%, 09/19/49	550	383,703
3.25%, 04/09/50(a)	644	448,058
3.80%, 08/15/42	972	797,150
4.30%, 05/15/44	30	25,842
4.75%, 05/15/64	377	329,355
5.20%, 05/15/35	585	596,168
5.20%, 05/27/41	439	434,183
Deere & Co.
2.88%, 09/07/49(a)	210	138,283
3.10%, 04/15/30	478	452,483
3.75%, 04/15/50	329	253,562
3.90%, 06/09/42	646	547,081
5.38%, 10/16/29	316	329,135
5.45%, 01/16/35	525	544,712
5.70%, 01/19/55	415	425,838
Eaton Capital ULC, 4.45%, 05/09/30	55	54,979
John Deere Capital Corp.
1.45%, 01/15/31(a)	530	456,608
1.50%, 03/06/28	270	252,018
1.70%, 01/11/27(a)	275	265,256
1.75%, 03/09/27	195	187,546
2.00%, 06/17/31	340	297,243
2.35%, 03/08/27	270	262,124
2.45%, 01/09/30	315	291,078
2.80%, 09/08/27	368	357,727
2.80%, 07/18/29	280	264,572
3.35%, 04/18/29(a)	193	186,940
3.45%, 03/07/29(a)	311	302,934
3.90%, 06/07/32(a)	370	355,676
4.15%, 09/15/27(a)	510	509,321
4.20%, 07/15/27	380	380,223
4.35%, 09/15/32	200	197,129
4.38%, 10/15/30	230	229,139
4.40%, 09/08/31(a)	705	700,982
4.50%, 01/08/27	300	301,148
4.50%, 01/16/29	290	292,028
4.65%, 01/07/28	235	237,661
4.70%, 06/10/30	515	521,795
4.75%, 01/20/28(a)	600	607,470
4.85%, 03/05/27	175	176,735
4.85%, 06/11/29	550	560,659
4.90%, 06/11/27	405	410,310
4.90%, 03/03/28	105	106,727
4.90%, 03/07/31(a)	370	376,956
4.95%, 07/14/28	765	782,342
5.10%, 04/11/34	730	742,882
5.15%, 09/08/26	375	378,495
5.15%, 09/08/33	430	442,039
Series 1, 5.05%, 06/12/34	380	385,314
Security	Par (000)	Value
Machinery (continued)
Series I, 4.25%, 06/05/28	$355	$355,562
Series I, 4.55%, 06/05/30	400	402,144
Rockwell Automation Inc., 4.20%, 03/01/49(a)	335	275,635
		23,782,120
Manufacturing — 0.6%
3M Co.
2.25%, 09/19/26(a)	295	287,711
2.38%, 08/26/29	545	503,916
2.88%, 10/15/27(a)	425	412,587
3.05%, 04/15/30	210	197,171
3.13%, 09/19/46	65	44,322
3.25%, 08/26/49	530	358,952
3.38%, 03/01/29	430	415,515
3.63%, 09/14/28	365	357,491
3.63%, 10/15/47(a)	555	407,779
3.70%, 04/15/50	250	181,951
4.00%, 09/14/48	520	411,051
4.80%, 03/15/30	330	333,467
5.15%, 03/15/35(a)	315	317,553
5.70%, 03/15/37(a)	360	377,168
Eaton Corp.
3.10%, 09/15/27	390	381,331
4.00%, 11/02/32(a)	335	322,007
4.15%, 03/15/33	710	687,191
4.15%, 11/02/42	495	423,605
4.35%, 05/18/28	125	125,281
4.70%, 08/23/52(a)	355	314,895
Illinois Tool Works Inc.
2.65%, 11/15/26	600	589,077
3.90%, 09/01/42	630	519,062
4.88%, 09/15/41	290	271,139
Parker-Hannifin Corp.
3.25%, 03/01/27	55	54,080
3.25%, 06/14/29	535	512,984
4.00%, 06/14/49	260	204,788
4.10%, 03/01/47	310	250,106
4.20%, 11/21/34(a)	315	299,181
4.25%, 09/15/27	170	169,816
4.45%, 11/21/44	245	211,520
4.50%, 09/15/29	545	547,104
		10,489,801
Media — 2.9%
Comcast Corp.
1.50%, 02/15/31(a)	765	650,670
1.95%, 01/15/31	770	672,512
2.35%, 01/15/27	1,074	1,043,331
2.45%, 08/15/52(a)	876	471,787
2.65%, 02/01/30	790	730,977
2.65%, 08/15/62	650	334,649
2.80%, 01/15/51	786	465,952
2.89%, 11/01/51(a)	1,895	1,138,958
2.94%, 11/01/56	2,988	1,728,210
2.99%, 11/01/63	2,022	1,123,154
3.15%, 02/15/28	795	772,946
3.20%, 07/15/36	653	544,090
3.25%, 11/01/39	615	478,447
3.30%, 02/01/27	1,127	1,110,113
3.30%, 04/01/27	689	677,509
3.40%, 04/01/30	669	639,229
3.40%, 07/15/46	312	220,284

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
3.45%, 02/01/50	$863	$588,105
3.55%, 05/01/28	550	538,651
3.75%, 04/01/40(a)	874	718,022
3.90%, 03/01/38	711	611,638
3.97%, 11/01/47	1,007	768,677
4.00%, 08/15/47	416	318,847
4.00%, 03/01/48	454	347,485
4.00%, 11/01/49	1,095	824,939
4.05%, 11/01/52	598	444,503
4.15%, 10/15/28	2,053	2,040,620
4.20%, 08/15/34(a)	568	533,967
4.25%, 10/15/30	899	889,502
4.25%, 01/15/33	910	875,414
4.40%, 08/15/35	438	413,004
4.55%, 01/15/29	535	538,521
4.60%, 10/15/38	581	534,161
4.60%, 08/15/45	297	254,308
4.65%, 02/15/33	645	637,802
4.65%, 07/15/42	399	351,558
4.70%, 10/15/48	858	729,665
4.80%, 05/15/33	430	426,931
4.95%, 05/15/32(a)	335	338,914
4.95%, 10/15/58	538	457,916
5.10%, 06/01/29	410	420,563
5.30%, 06/01/34(a)	685	699,487
5.30%, 05/15/35(a)	430	435,123
5.35%, 11/15/27	430	439,281
5.35%, 05/15/53(a)	930	852,696
5.50%, 11/15/32	470	490,383
5.50%, 05/15/64	650	599,133
5.65%, 06/15/35(a)	416	432,239
5.65%, 06/01/54(a)	580	556,348
6.05%, 05/15/55	640	648,571
6.45%, 03/15/37	390	425,713
6.50%, 11/15/35	415	458,035
7.05%, 03/15/33	410	465,892
NBCUniversal Media LLC, 4.45%, 01/15/43	431	367,666
TWDC Enterprises 18 Corp.
2.95%, 06/15/27(a)	556	544,778
3.00%, 07/30/46	204	136,491
3.70%, 12/01/42	250	198,251
4.13%, 06/01/44	367	304,453
Series B, 7.00%, 03/01/32	260	295,049
Series E, 4.13%, 12/01/41	291	246,371
Walt Disney Co. (The)
2.00%, 09/01/29	983	899,413
2.20%, 01/13/28(a)	550	525,354
2.65%, 01/13/31	1,355	1,242,163
2.75%, 09/01/49	927	579,238
3.50%, 05/13/40	1,073	876,960
3.60%, 01/13/51	1,261	925,312
3.70%, 03/23/27	205	203,621
3.80%, 03/22/30	579	566,402
3.80%, 05/13/60	522	379,474
4.63%, 03/23/40(a)	577	544,733
4.70%, 03/23/50(a)	881	781,659
4.75%, 09/15/44	325	293,811
5.40%, 10/01/43	326	323,785
6.15%, 02/15/41	265	283,097
6.20%, 12/15/34(a)	437	485,543
6.40%, 12/15/35	785	878,444
Security	Par (000)	Value
Media (continued)
6.65%, 11/15/37	$743	$843,208
		46,634,708
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 3.90%, 01/15/43	190	153,111
Mining — 0.9%
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	500	428,477
4.75%, 02/28/28	655	662,061
4.90%, 02/28/33	375	376,990
5.00%, 02/21/30(a)	550	562,997
5.00%, 09/30/43	1,216	1,148,601
5.10%, 09/08/28	350	357,799
5.13%, 02/21/32	440	450,306
5.25%, 09/08/26	710	716,667
5.25%, 09/08/30	470	485,815
5.25%, 09/08/33	730	747,846
5.30%, 02/21/35	590	602,713
5.50%, 09/08/53(a)	425	419,442
Rio Tinto Alcan Inc., 6.13%, 12/15/33	410	442,614
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	485	293,334
5.20%, 11/02/40	597	583,668
7.13%, 07/15/28	421	453,446
Rio Tinto Finance USA PLC
4.13%, 08/21/42	391	329,310
4.38%, 03/12/27(a)	250	250,661
4.50%, 03/14/28	420	421,770
4.75%, 03/22/42	365	330,641
4.88%, 03/14/30	785	796,783
5.00%, 03/14/32	395	401,057
5.00%, 03/09/33(a)	240	243,146
5.13%, 03/09/53	545	500,459
5.25%, 03/14/35	790	801,473
5.75%, 03/14/55	830	831,315
5.88%, 03/14/65	570	572,504
		14,211,895
Oil & Gas — 3.4%
BP Capital Markets America Inc.
1.75%, 08/10/30	590	517,940
2.72%, 01/12/32	995	886,009
2.77%, 11/10/50	840	507,696
2.94%, 06/04/51	1,217	755,670
3.00%, 02/24/50	652	415,829
3.00%, 03/17/52(a)	725	454,781
3.02%, 01/16/27	334	328,141
3.06%, 06/17/41	860	635,325
3.38%, 02/08/61	993	638,138
3.54%, 04/06/27	210	207,384
3.59%, 04/14/27	271	267,933
3.63%, 04/06/30(a)	657	635,759
3.94%, 09/21/28	545	538,578
4.23%, 11/06/28	1,038	1,034,516
4.70%, 04/10/29	610	616,985
4.81%, 02/13/33(a)	1,210	1,206,703
4.87%, 11/25/29	395	402,108
4.89%, 09/11/33(a)	860	858,407
4.97%, 10/17/29	445	454,316
4.99%, 04/10/34(a)	525	527,764
5.02%, 11/17/27	860	872,761
5.23%, 11/17/34	1,040	1,052,310

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
BP Capital Markets PLC
3.28%, 09/19/27	$549	$538,257
3.72%, 11/28/28	224	219,640
Chevron Corp.
2.00%, 05/11/27	448	432,033
2.24%, 05/11/30	994	904,233
3.08%, 05/11/50	397	264,647
Chevron USA Inc.
1.02%, 08/12/27	433	407,519
2.34%, 08/12/50(a)	392	223,354
3.85%, 01/15/28	885	880,244
4.41%, 02/26/27	265	266,101
4.48%, 02/26/28	415	418,145
4.69%, 04/15/30	430	436,252
4.82%, 04/15/32(a)	450	456,926
4.98%, 04/15/35	420	423,213
ConocoPhillips Co.
3.76%, 03/15/42	349	278,310
3.80%, 03/15/52(a)	608	440,251
4.03%, 03/15/62	810	582,957
4.30%, 11/15/44	448	372,799
4.70%, 01/15/30(a)	765	773,693
4.85%, 01/15/32	430	432,882
5.00%, 01/15/35	745	740,312
5.05%, 09/15/33	650	659,530
5.30%, 05/15/53(a)	380	350,193
5.50%, 01/15/55(a)	610	576,847
5.55%, 03/15/54(a)	510	485,214
5.65%, 01/15/65	350	331,098
5.70%, 09/15/63	355	339,077
5.90%, 10/15/32(a)	336	360,959
6.50%, 02/01/39	845	935,491
6.95%, 04/15/29	248	270,244
EOG Resources Inc.
3.90%, 04/01/35	294	267,185
4.38%, 04/15/30	417	415,202
4.40%, 07/15/28	415	416,175
4.95%, 04/15/50	570	503,140
5.00%, 07/15/32	445	448,160
5.35%, 01/15/36	480	483,518
5.65%, 12/01/54(a)	285	277,198
5.95%, 07/15/55	305	308,040
Exxon Mobil Corp.
2.28%, 08/16/26	478	468,917
2.44%, 08/16/29	654	614,515
2.61%, 10/15/30(a)	1,117	1,029,133
3.00%, 08/16/39	467	362,217
3.10%, 08/16/49	755	503,026
3.29%, 03/19/27	304	300,381
3.45%, 04/15/51	1,358	958,755
3.48%, 03/19/30	1,061	1,025,544
3.57%, 03/06/45	510	388,279
4.11%, 03/01/46	1,224	998,669
4.23%, 03/19/40	1,052	934,892
4.33%, 03/19/50	1,304	1,075,761
Hess Corp., 6.00%, 01/15/40	20	21,402
Shell Finance U.S. Inc.
2.38%, 11/07/29	532	492,328
2.75%, 04/06/30	787	733,505
3.25%, 04/06/50(a)	698	475,780
3.75%, 09/12/46	558	425,860
Security	Par (000)	Value
Oil & Gas (continued)
4.00%, 05/10/46	$786	$622,944
4.13%, 05/11/35(a)	688	647,768
4.38%, 05/11/45	1,232	1,039,071
4.55%, 08/12/43	513	450,252
Shell International Finance BV
2.50%, 09/12/26	444	435,704
2.88%, 11/26/41	290	207,630
3.00%, 11/26/51(a)	558	357,957
3.13%, 11/07/49	667	444,990
3.63%, 08/21/42	288	224,647
3.88%, 11/13/28	709	702,734
4.38%, 05/11/45(a)	130	109,510
5.50%, 03/25/40	503	507,100
6.38%, 12/15/38	1,405	1,551,990
TotalEnergies Capital International SA
2.83%, 01/10/30	879	830,315
2.99%, 06/29/41	377	278,362
3.13%, 05/29/50	1,231	812,013
3.39%, 06/29/60	398	260,091
3.46%, 02/19/29	580	566,022
3.46%, 07/12/49	501	353,303
TotalEnergies Capital SA
3.88%, 10/11/28	553	548,074
4.72%, 09/10/34(a)	425	421,571
5.15%, 04/05/34	718	734,674
5.28%, 09/10/54	505	468,687
5.43%, 09/10/64	625	580,853
5.49%, 04/05/54(a)	883	844,830
5.64%, 04/05/64	603	580,084
		56,124,232
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	539	513,769
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26	180	174,267
3.14%, 11/07/29	328	313,286
3.34%, 12/15/27	447	436,665
4.08%, 12/15/47	653	508,910
4.49%, 05/01/30(a)	283	282,959
		2,229,856
Pharmaceuticals — 7.8%
AbbVie Inc.
2.95%, 11/21/26	2,059	2,022,958
3.20%, 11/21/29	2,675	2,550,650
4.05%, 11/21/39	2,085	1,817,735
4.25%, 11/14/28	880	880,537
4.25%, 11/21/49	2,845	2,320,141
4.30%, 05/14/36	480	450,120
4.40%, 11/06/42	1,330	1,163,895
4.45%, 05/14/46	1,015	868,278
4.50%, 05/14/35	1,380	1,325,476
4.55%, 03/15/35	845	816,131
4.65%, 03/15/28	630	635,630
4.70%, 05/14/45	1,315	1,173,247
4.75%, 03/15/45	330	296,241
4.80%, 03/15/27	1,015	1,021,825
4.80%, 03/15/29	1,275	1,295,033
4.85%, 06/15/44	520	477,082
4.88%, 03/15/30	520	530,523
4.88%, 11/14/48	885	796,451

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.95%, 03/15/31	$975	$994,830
5.05%, 03/15/34	1,355	1,372,305
5.20%, 03/15/35	490	497,894
5.35%, 03/15/44	395	385,244
5.40%, 03/15/54	1,525	1,469,547
5.50%, 03/15/64	815	783,446
5.60%, 03/15/55	410	407,259
Astrazeneca Finance LLC
1.75%, 05/28/28	770	720,788
2.25%, 05/28/31(a)	360	320,168
4.80%, 02/26/27	500	504,170
4.85%, 02/26/29(a)	575	585,504
4.88%, 03/03/28	450	457,253
4.88%, 03/03/33	240	242,859
4.90%, 03/03/30(a)	220	224,888
4.90%, 02/26/31	515	527,822
5.00%, 02/26/34	820	830,817
AstraZeneca PLC
1.38%, 08/06/30	660	570,969
2.13%, 08/06/50(a)	260	143,571
3.00%, 05/28/51	355	236,493
3.13%, 06/12/27	360	353,138
4.00%, 01/17/29	650	643,763
4.00%, 09/18/42	475	401,008
4.38%, 11/16/45	590	512,801
4.38%, 08/17/48(a)	220	188,786
6.45%, 09/15/37	1,450	1,617,798
Bristol-Myers Squibb Co.
1.13%, 11/13/27	480	449,063
1.45%, 11/13/30	675	581,901
2.35%, 11/13/40	581	394,657
2.55%, 11/13/50(a)	858	497,965
2.95%, 03/15/32	680	614,884
3.25%, 02/27/27(a)	310	305,618
3.25%, 08/01/42	195	145,779
3.40%, 07/26/29	1,203	1,160,679
3.45%, 11/15/27	268	264,045
3.55%, 03/15/42	655	515,429
3.70%, 03/15/52	625	452,318
3.90%, 02/20/28	770	764,032
3.90%, 03/15/62	380	269,996
4.13%, 06/15/39	1,065	938,914
4.25%, 10/26/49	1,947	1,561,046
4.35%, 11/15/47	735	609,623
4.55%, 02/20/48	724	615,892
4.63%, 05/15/44	410	361,195
4.90%, 02/22/27	460	464,615
4.90%, 02/22/29	870	886,519
5.00%, 08/15/45	475	436,763
5.10%, 02/22/31	595	612,423
5.20%, 02/22/34	1,325	1,352,844
5.50%, 02/22/44	260	255,605
5.55%, 02/22/54	1,335	1,292,780
5.65%, 02/22/64	925	893,236
5.75%, 02/01/31	730	774,514
5.90%, 11/15/33	465	496,668
6.25%, 11/15/53	655	696,963
6.40%, 11/15/63	665	712,301
Eli Lilly & Co.
2.25%, 05/15/50	694	392,171
2.50%, 09/15/60(a)	355	193,828
Security	Par (000)	Value
Pharmaceuticals (continued)
3.38%, 03/15/29	$541	$526,998
3.95%, 03/15/49	470	373,977
4.15%, 08/14/27	365	365,340
4.15%, 03/15/59	353	276,797
4.20%, 08/14/29	515	514,789
4.50%, 02/09/27	525	527,686
4.50%, 02/09/29	580	585,543
4.55%, 02/12/28	530	535,178
4.60%, 08/14/34	585	576,426
4.70%, 02/27/33(a)	605	607,792
4.70%, 02/09/34(a)	805	801,552
4.75%, 02/12/30	405	412,707
4.88%, 02/27/53	615	556,812
4.90%, 02/12/32	470	480,103
4.95%, 02/27/63	415	372,642
5.00%, 02/09/54	795	733,985
5.05%, 08/14/54	685	638,269
5.10%, 02/12/35	605	615,214
5.10%, 02/09/64	765	703,050
5.20%, 08/14/64	420	392,733
5.50%, 02/12/55	565	563,041
5.60%, 02/12/65	440	440,018
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	945	937,180
4.20%, 03/18/43	294	251,492
4.50%, 04/15/30	290	290,700
4.88%, 04/15/35	280	277,802
5.38%, 04/15/34	386	399,655
6.38%, 05/15/38	1,444	1,594,070
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	625	604,767
Johnson & Johnson
0.95%, 09/01/27(a)	840	789,845
1.30%, 09/01/30	890	771,719
2.10%, 09/01/40	535	366,486
2.25%, 09/01/50	515	298,529
2.45%, 09/01/60	395	217,248
2.90%, 01/15/28(a)	739	719,894
2.95%, 03/03/27	383	376,803
3.40%, 01/15/38	570	486,347
3.50%, 01/15/48	394	297,477
3.55%, 03/01/36	530	474,140
3.63%, 03/03/37	718	636,659
3.70%, 03/01/46	1,033	824,402
3.75%, 03/03/47	518	412,492
4.38%, 12/05/33(a)	365	362,623
4.50%, 03/01/27	450	452,969
4.50%, 09/01/40	322	304,612
4.50%, 12/05/43	185	170,051
4.55%, 03/01/28(a)	410	415,387
4.70%, 03/01/30	525	535,657
4.80%, 06/01/29	610	624,054
4.85%, 03/01/32	645	659,614
4.90%, 06/01/31	615	633,272
4.95%, 05/15/33	358	369,407
4.95%, 06/01/34(a)	520	537,275
5.00%, 03/01/35	595	606,724
5.25%, 06/01/54(a)	435	428,708
5.85%, 07/15/38	366	395,499
5.95%, 08/15/37	511	559,429
McKesson Corp.
1.30%, 08/15/26	335	324,419

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.25%, 09/15/29	$260	$258,914
4.65%, 05/30/30(a)	345	346,925
4.95%, 05/30/32	345	347,718
5.10%, 07/15/33	335	340,508
5.25%, 05/30/35	365	368,860
Mead Johnson Nutrition Co., 4.60%, 06/01/44	220	192,046
Merck & Co. Inc.
1.45%, 06/24/30	590	514,030
1.70%, 06/10/27	760	727,106
1.90%, 12/10/28	610	566,334
2.15%, 12/10/31	995	862,996
2.35%, 06/24/40	606	422,572
2.45%, 06/24/50	710	410,099
2.75%, 12/10/51	1,036	629,335
2.90%, 12/10/61	860	493,732
3.40%, 03/07/29	813	789,432
3.60%, 09/15/42	264	207,828
3.70%, 02/10/45(a)	910	708,672
3.90%, 03/07/39	560	487,352
4.00%, 03/07/49	751	593,198
4.05%, 05/17/28	310	309,632
4.15%, 05/18/43	633	533,232
4.30%, 05/17/30(a)	355	354,907
4.50%, 05/17/33(a)	905	897,209
4.90%, 05/17/44	420	388,512
5.00%, 05/17/53(a)	690	627,764
5.15%, 05/17/63	520	473,228
6.50%, 12/01/33	288	324,952
Novartis Capital Corp.
2.00%, 02/14/27	610	591,266
2.20%, 08/14/30	730	661,574
2.75%, 08/14/50(a)	649	409,497
3.10%, 05/17/27	535	525,980
3.70%, 09/21/42	348	281,518
3.80%, 09/18/29	405	399,789
4.00%, 09/18/31	495	484,900
4.00%, 11/20/45	515	423,241
4.20%, 09/18/34	630	603,795
4.40%, 05/06/44	975	860,764
4.70%, 09/18/54	360	319,087
Pfizer Inc.
1.70%, 05/28/30(a)	545	480,891
1.75%, 08/18/31	565	485,808
2.55%, 05/28/40	509	362,143
2.63%, 04/01/30	570	527,882
2.70%, 05/28/50(a)	263	160,895
3.00%, 12/15/26	847	833,276
3.45%, 03/15/29	956	932,763
3.60%, 09/15/28	365	359,462
3.90%, 03/15/39	413	356,751
4.00%, 12/15/36(a)	505	458,965
4.00%, 03/15/49	699	544,176
4.10%, 09/15/38	287	254,979
4.13%, 12/15/46	704	570,918
4.20%, 09/15/48	580	471,268
4.30%, 06/15/43	349	298,375
4.40%, 05/15/44	604	523,387
7.20%, 03/15/39	1,267	1,490,651
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/28	1,920	1,929,214
4.65%, 05/19/30(a)	1,465	1,477,758
Security	Par (000)	Value
Pharmaceuticals (continued)
4.75%, 05/19/33	$2,450	$2,436,359
5.11%, 05/19/43	1,600	1,512,418
5.30%, 05/19/53	3,025	2,826,702
5.34%, 05/19/63	2,040	1,865,664
Pharmacia LLC, 6.60%, 12/01/28	369	393,735
Sanofi SA, 3.63%, 06/19/28	473	466,622
Wyeth LLC
5.95%, 04/01/37	1,031	1,094,545
6.00%, 02/15/36	291	311,275
6.50%, 02/01/34	407	451,792
		128,024,577
Pipelines — 0.8%
Enterprise Products Operating LLC
2.80%, 01/31/30	660	616,044
3.13%, 07/31/29	615	586,311
3.20%, 02/15/52	425	277,076
3.30%, 02/15/53	485	319,048
3.70%, 01/31/51	555	397,895
3.95%, 02/15/27	100	99,405
3.95%, 01/31/60	465	337,063
4.15%, 10/16/28	570	566,970
4.20%, 01/31/50	595	469,686
4.25%, 02/15/48	620	499,254
4.30%, 06/20/28	375	374,565
4.45%, 02/15/43	495	423,574
4.60%, 01/11/27	605	607,113
4.60%, 01/15/31	700	699,365
4.80%, 02/01/49	650	562,404
4.85%, 01/31/34(a)	545	540,205
4.85%, 08/15/42	320	290,364
4.85%, 03/15/44	770	692,440
4.90%, 05/15/46	545	487,029
4.95%, 02/15/35(a)	660	654,149
5.10%, 02/15/45	640	591,667
5.20%, 01/15/36	700	700,477
5.35%, 01/31/33(a)	515	531,738
5.55%, 02/16/55	750	720,258
5.70%, 02/15/42	250	250,292
5.95%, 02/01/41	315	324,411
6.13%, 10/15/39	100	105,675
6.45%, 09/01/40	220	239,047
Series D, 6.88%, 03/01/33	350	390,696
		13,354,221
Private Equity — 0.0%
Brookfield Finance Inc., 5.81%, 03/03/55	190	187,356
Real Estate Investment Trusts — 1.7%
AvalonBay Communities Inc.
2.05%, 01/15/32	340	292,008
2.30%, 03/01/30	385	349,934
2.45%, 01/15/31	261	233,886
Camden Property Trust
2.80%, 05/15/30	287	266,187
3.15%, 07/01/29	355	337,619
5.85%, 11/03/26	255	258,872
ERP Operating LP
1.85%, 08/01/31(a)	340	292,585
2.50%, 02/15/30	310	284,768
2.85%, 11/01/26	300	294,230
3.00%, 07/01/29	336	318,883
3.50%, 03/01/28	271	265,418

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.50%, 07/01/44	$362	$312,785
4.65%, 09/15/34	95	91,909
4.95%, 06/15/32	265	266,861
Mid-America Apartments LP
3.60%, 06/01/27	305	301,006
3.95%, 03/15/29	300	295,218
Prologis LP
1.25%, 10/15/30	500	425,171
2.13%, 04/15/27	280	270,026
2.13%, 10/15/50(a)	197	103,819
2.25%, 04/15/30	558	506,002
3.00%, 04/15/50	370	237,699
4.63%, 01/15/33(a)	560	553,930
4.75%, 01/15/31	330	332,352
4.75%, 06/15/33	355	352,402
4.88%, 06/15/28(a)	295	299,625
5.00%, 03/15/34	425	424,814
5.00%, 01/31/35	245	244,068
5.13%, 01/15/34	475	479,858
5.25%, 05/15/35	295	298,758
5.25%, 06/15/53	534	498,746
5.25%, 03/15/54	465	433,977
Public Storage Operating Co.
1.50%, 11/09/26	290	279,844
1.85%, 05/01/28	392	367,091
1.95%, 11/09/28	380	352,886
2.25%, 11/09/31(a)	350	305,093
2.30%, 05/01/31	334	295,669
3.09%, 09/15/27	347	338,614
3.39%, 05/01/29	174	168,194
5.10%, 08/01/33	245	250,160
5.13%, 01/15/29(a)	335	343,605
5.35%, 08/01/53	450	429,396
Realty Income Corp.
2.85%, 12/15/32	435	381,945
3.00%, 01/15/27	323	316,805
3.10%, 12/15/29	341	322,497
3.25%, 06/15/29	75	71,853
3.25%, 01/15/31	551	514,493
3.40%, 01/15/28(a)	355	347,124
3.65%, 01/15/28	255	250,905
3.95%, 08/15/27	450	446,608
4.13%, 10/15/26	360	358,450
4.65%, 03/15/47	341	295,845
4.85%, 03/15/30	320	324,468
4.90%, 07/15/33(a)	330	328,971
5.13%, 02/15/34(a)	455	460,165
5.13%, 04/15/35	100	100,131
5.38%, 09/01/54	130	123,729
5.63%, 10/13/32	330	344,580
Regency Centers LP, 3.70%, 06/15/30	65	62,647
Simon Property Group LP
1.38%, 01/15/27	327	313,075
1.75%, 02/01/28	475	446,710
2.20%, 02/01/31	252	222,556
2.25%, 01/15/32	315	271,456
2.45%, 09/13/29	625	580,048
2.65%, 07/15/30	477	438,592
2.65%, 02/01/32	415	365,930
3.25%, 11/30/26	429	422,400
3.25%, 09/13/49(a)	660	444,647
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.38%, 06/15/27	$500	$491,308
3.38%, 12/01/27	460	450,572
3.80%, 07/15/50	343	254,741
4.25%, 11/30/46	255	207,573
4.75%, 09/26/34	520	506,262
4.75%, 03/15/42	296	266,268
5.50%, 03/08/33	155	161,388
5.85%, 03/08/53	360	360,316
6.25%, 01/15/34	300	326,193
6.65%, 01/15/54	270	297,758
6.75%, 02/01/40	416	467,705
Welltower OP LLC
2.05%, 01/15/29(a)	85	78,640
2.70%, 02/15/27	40	39,025
2.75%, 01/15/31	25	22,775
2.75%, 01/15/32	40	35,601
2.80%, 06/01/31	40	36,252
3.10%, 01/15/30	15	14,172
3.85%, 06/15/32(a)	500	474,567
4.25%, 04/15/28	30	29,944
4.50%, 07/01/30	380	379,087
5.13%, 07/01/35	655	652,710
		27,163,455
Retail — 2.3%
Costco Wholesale Corp.
1.38%, 06/20/27	747	711,205
1.60%, 04/20/30	862	766,255
1.75%, 04/20/32	505	427,858
3.00%, 05/18/27	288	282,744
Home Depot Inc. (The)
0.90%, 03/15/28	95	87,482
1.38%, 03/15/31	580	490,506
1.50%, 09/15/28	427	394,051
1.88%, 09/15/31	407	349,315
2.13%, 09/15/26	533	520,636
2.38%, 03/15/51	540	303,900
2.50%, 04/15/27	453	440,607
2.70%, 04/15/30	767	713,416
2.75%, 09/15/51	537	327,730
2.80%, 09/14/27	580	563,504
2.88%, 04/15/27	440	430,463
2.95%, 06/15/29	862	822,131
3.13%, 12/15/49	577	386,720
3.25%, 04/15/32	560	516,130
3.30%, 04/15/40	612	485,415
3.35%, 04/15/50	798	557,189
3.50%, 09/15/56	438	302,159
3.63%, 04/15/52	755	546,477
3.90%, 12/06/28	533	529,255
3.90%, 06/15/47(a)	605	472,886
4.20%, 04/01/43	541	457,998
4.25%, 04/01/46	817	680,286
4.40%, 03/15/45	527	451,543
4.50%, 09/15/32(a)	725	724,206
4.50%, 12/06/48	787	671,608
4.75%, 06/25/29	635	645,211
4.85%, 06/25/31	740	754,509
4.88%, 06/25/27	365	369,416
4.88%, 02/15/44	517	475,251
4.90%, 04/15/29	360	367,791
4.95%, 09/30/26	450	453,398

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
4.95%, 06/25/34	$725	$731,073
4.95%, 09/15/52(a)	560	507,009
5.30%, 06/25/54(a)	729	694,010
5.40%, 09/15/40	270	271,186
5.40%, 06/25/64	270	257,644
5.88%, 12/16/36	1,399	1,494,858
5.95%, 04/01/41	470	493,546
Target Corp.
1.95%, 01/15/27(a)	480	464,953
2.35%, 02/15/30(a)	320	294,346
2.95%, 01/15/52(a)	650	411,327
3.38%, 04/15/29	467	452,865
3.63%, 04/15/46	361	270,121
3.90%, 11/15/47	61	47,420
4.00%, 07/01/42	520	435,050
4.35%, 06/15/28	105	105,293
4.40%, 01/15/33(a)	290	285,749
4.50%, 09/15/32(a)	700	694,722
4.50%, 09/15/34	440	426,087
4.80%, 01/15/53(a)	715	632,912
5.00%, 04/15/35(a)	275	274,436
5.25%, 02/15/36(a)	160	161,783
7.00%, 01/15/38	235	270,463
TJX Companies Inc. (The)
1.15%, 05/15/28	192	176,847
1.60%, 05/15/31(a)	95	81,457
2.25%, 09/15/26	650	636,042
Walmart Inc.
2.50%, 09/22/41	580	406,549
2.65%, 09/22/51(a)	640	395,229
2.95%, 09/24/49	415	277,622
3.25%, 07/08/29	448	434,436
3.70%, 06/26/28	630	624,445
3.90%, 04/15/28	335	333,903
3.95%, 06/28/38	175	158,229
4.00%, 04/15/30	315	314,045
4.05%, 06/29/48	916	750,130
4.10%, 04/28/27	350	350,156
4.10%, 04/15/33	690	670,818
4.15%, 09/09/32(a)	475	467,475
4.35%, 04/28/30	380	381,771
4.50%, 09/09/52	560	486,185
4.50%, 04/15/53	815	708,240
4.90%, 04/28/35	470	473,357
5.25%, 09/01/35	700	726,410
5.63%, 04/01/40	315	331,993
5.63%, 04/15/41	405	422,606
6.20%, 04/15/38	415	460,826
6.50%, 08/15/37	550	625,633
		37,850,508
Semiconductors — 1.9%
Advanced Micro Devices Inc.
3.92%, 06/01/32	145	139,717
4.32%, 03/24/28	355	356,232
4.39%, 06/01/52(a)	255	213,307
Analog Devices Inc.
1.70%, 10/01/28(a)	296	273,432
2.10%, 10/01/31	585	510,189
2.80%, 10/01/41	380	275,130
2.95%, 10/01/51	510	328,469
3.50%, 12/05/26	522	516,460
Security	Par (000)	Value
Semiconductors (continued)
4.25%, 06/15/28	$365	$364,858
4.50%, 06/15/30	330	330,555
5.05%, 04/01/34	270	274,866
5.30%, 04/01/54(a)	265	254,440
Applied Materials Inc.
1.75%, 06/01/30	130	115,256
2.75%, 06/01/50(a)	482	301,440
3.30%, 04/01/27	635	625,733
4.35%, 04/01/47	499	425,895
4.80%, 06/15/29	440	448,155
5.10%, 10/01/35	267	273,272
5.85%, 06/15/41	45	47,286
KLA Corp.
3.30%, 03/01/50	385	266,104
4.10%, 03/15/29	450	447,346
4.65%, 07/15/32	505	505,650
4.70%, 02/01/34(a)	185	183,901
4.95%, 07/15/52	732	663,943
5.25%, 07/15/62	415	388,006
Lam Research Corp.
1.90%, 06/15/30	415	369,283
2.88%, 06/15/50	231	148,050
3.13%, 06/15/60	342	211,623
4.00%, 03/15/29(a)	495	490,481
4.88%, 03/15/49(a)	402	364,237
NVIDIA Corp.
1.55%, 06/15/28	490	457,396
2.00%, 06/15/31	730	644,096
2.85%, 04/01/30	861	813,359
3.20%, 09/16/26	519	513,217
3.50%, 04/01/40	575	482,648
3.50%, 04/01/50	977	731,450
3.70%, 04/01/60	305	224,646
Qualcomm Inc.
1.30%, 05/20/28(a)	507	470,283
1.65%, 05/20/32(a)	635	527,789
2.15%, 05/20/30	613	555,429
3.25%, 05/20/27(a)	155	152,640
3.25%, 05/20/50	393	269,330
4.25%, 05/20/32(a)	290	285,622
4.30%, 05/20/47	854	709,629
4.50%, 05/20/30(a)	280	281,360
4.50%, 05/20/52	640	538,138
4.65%, 05/20/35(a)	276	272,454
4.80%, 05/20/45	632	573,767
5.00%, 05/20/35	275	275,356
5.40%, 05/20/33	375	393,283
6.00%, 05/20/53	575	603,353
Texas Instruments Inc.
1.13%, 09/15/26	360	348,028
1.75%, 05/04/30	489	435,049
1.90%, 09/15/31	309	267,664
2.25%, 09/04/29	355	328,257
2.70%, 09/15/51(a)	310	187,474
2.90%, 11/03/27	256	248,910
3.88%, 03/15/39	525	457,935
4.15%, 05/15/48	721	588,188
4.50%, 05/23/30	280	281,267
4.60%, 02/08/27	420	422,503
4.60%, 02/15/28	400	404,551
4.60%, 02/08/29	215	217,429

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
4.85%, 02/08/34	$220	$222,182
4.90%, 03/14/33	580	588,590
5.00%, 03/14/53	270	247,508
5.05%, 05/18/63	805	728,772
5.10%, 05/23/35(a)	295	298,958
5.15%, 02/08/54	420	394,308
TSMC Arizona Corp.
1.75%, 10/25/26	463	447,760
2.50%, 10/25/31	803	719,426
3.13%, 10/25/41	535	418,554
3.25%, 10/25/51(a)	590	430,467
3.88%, 04/22/27	550	545,224
4.13%, 04/22/29	235	233,256
4.25%, 04/22/32	275	270,468
4.50%, 04/22/52(a)	440	400,288
Xilinx Inc., 2.38%, 06/01/30	373	340,753
		30,362,330
Software — 1.7%
Adobe Inc.
2.15%, 02/01/27	459	445,829
2.30%, 02/01/30	730	670,031
4.75%, 01/17/28	155	157,194
4.80%, 04/04/29	370	377,547
4.85%, 04/04/27	350	354,002
4.95%, 01/17/30(a)	195	200,315
4.95%, 04/04/34	515	522,563
5.30%, 01/17/35(a)	115	119,651
Cadence Design Systems Inc.
4.20%, 09/10/27	240	239,782
4.30%, 09/10/29	400	398,687
4.70%, 09/10/34	330	325,000
Intuit Inc.
1.35%, 07/15/27	275	260,709
1.65%, 07/15/30(a)	295	259,365
5.13%, 09/15/28	470	482,264
5.20%, 09/15/33	625	643,682
5.25%, 09/15/26	545	550,067
5.50%, 09/15/53	635	627,568
Microsoft Corp.
2.40%, 08/08/26	1,971	1,935,641
2.50%, 09/15/50	565	342,962
2.53%, 06/01/50	3,174	1,955,034
2.68%, 06/01/60	1,813	1,055,008
2.92%, 03/17/52	3,134	2,069,238
3.04%, 03/17/62	849	537,049
3.30%, 02/06/27	1,887	1,866,024
3.40%, 09/15/26(a)	845	838,390
3.45%, 08/08/36	930	829,606
3.50%, 02/12/35(a)	775	719,860
3.70%, 08/08/46	849	680,612
4.00%, 02/12/55(a)	270	216,745
4.10%, 02/06/37	518	493,609
4.20%, 11/03/35(a)	660	649,856
4.25%, 02/06/47(a)	655	576,409
4.45%, 11/03/45	615	556,745
4.50%, 02/06/57	370	328,788
5.20%, 06/01/39	395	410,410
5.30%, 02/08/41(a)	465	479,039
Salesforce Inc.
1.50%, 07/15/28	510	474,175
1.95%, 07/15/31(a)	840	733,373
Security	Par (000)	Value
Software (continued)
2.70%, 07/15/41	$545	$389,265
2.90%, 07/15/51	965	613,331
3.05%, 07/15/61(a)	560	341,129
3.70%, 04/11/28	678	671,200
ServiceNow Inc., 1.40%, 09/01/30	820	708,467
		27,106,221
Telecommunications — 0.9%
America Movil SAB de CV
2.88%, 05/07/30	680	625,396
3.63%, 04/22/29	473	456,473
4.38%, 07/16/42	354	297,532
4.38%, 04/22/49	285	231,572
4.70%, 07/21/32	258	254,397
5.00%, 01/20/33	145	144,356
6.13%, 03/30/40	1,182	1,227,861
6.38%, 03/01/35	512	555,863
Cisco Systems Inc.
2.50%, 09/20/26	703	689,874
4.55%, 02/24/28	540	545,197
4.75%, 02/24/30	505	513,320
4.80%, 02/26/27	1,070	1,079,641
4.85%, 02/26/29	1,295	1,320,903
4.95%, 02/26/31	1,045	1,070,174
4.95%, 02/24/32	600	611,737
5.05%, 02/26/34	1,120	1,140,062
5.10%, 02/24/35	625	635,039
5.30%, 02/26/54	1,000	962,554
5.35%, 02/26/64	560	538,772
5.50%, 01/15/40	1,021	1,044,901
5.50%, 02/24/55	380	376,363
5.90%, 02/15/39	1,063	1,133,659
		15,455,646
Transportation — 2.5%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52	345	214,463
3.05%, 02/15/51	275	179,860
3.25%, 06/15/27	324	318,497
3.30%, 09/15/51	411	281,149
3.55%, 02/15/50	436	316,352
3.90%, 08/01/46	363	287,078
4.05%, 06/15/48	393	314,458
4.13%, 06/15/47	425	345,658
4.15%, 04/01/45	522	431,292
4.15%, 12/15/48	265	214,434
4.38%, 09/01/42	377	326,725
4.40%, 03/15/42	302	264,080
4.45%, 03/15/43	422	368,303
4.45%, 01/15/53	535	444,509
4.55%, 09/01/44	445	390,745
4.70%, 09/01/45	328	293,241
4.90%, 04/01/44	444	411,603
5.05%, 03/01/41	252	239,508
5.15%, 09/01/43	309	295,071
5.20%, 04/15/54(a)	760	709,968
5.40%, 06/01/41	280	276,697
5.50%, 03/15/55	660	643,951
5.75%, 05/01/40	266	275,480
5.80%, 03/15/56	440	447,427
6.15%, 05/01/37	305	331,139

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
Canadian National Railway Co.
2.45%, 05/01/50	$220	$128,714
3.20%, 08/02/46	221	156,361
3.65%, 02/03/48	226	170,858
3.85%, 08/05/32	385	364,440
4.38%, 09/18/34	470	450,843
4.40%, 08/05/52	300	251,744
4.45%, 01/20/49	251	214,748
6.25%, 08/01/34	305	334,769
CSX Corp.
2.50%, 05/15/51(a)	105	60,127
2.60%, 11/01/26	515	504,181
3.25%, 06/01/27	115	112,817
3.35%, 09/15/49	160	110,873
3.80%, 03/01/28(a)	195	192,709
3.80%, 11/01/46	550	424,543
3.80%, 04/15/50	135	101,317
3.95%, 05/01/50(a)	315	243,103
4.10%, 11/15/32	620	598,036
4.10%, 03/15/44	330	271,755
4.25%, 03/15/29	485	483,244
4.25%, 11/01/66	385	292,913
4.30%, 03/01/48	350	288,573
4.50%, 11/15/52(a)	645	539,008
4.65%, 03/01/68	390	315,848
4.75%, 05/30/42	270	245,801
4.75%, 11/15/48	285	250,472
4.90%, 03/15/55(a)	295	261,151
5.05%, 06/15/35(a)	300	299,563
5.20%, 11/15/33	300	308,859
5.50%, 04/15/41	130	129,332
6.15%, 05/01/37	300	322,925
6.22%, 04/30/40	245	263,370
FedEx Corp. Pass-Through Trust, Series 2020-1, Class AA, 1.88%, 08/20/35	399	342,842
Union Pacific Corp.
2.15%, 02/05/27	205	198,598
2.38%, 05/20/31	1,190	1,064,244
2.40%, 02/05/30	845	776,444
2.80%, 02/14/32	685	615,822
2.89%, 04/06/36	280	229,836
2.95%, 03/10/52	395	248,922
2.97%, 09/16/62	795	458,217
3.00%, 04/15/27	265	259,302
3.20%, 05/20/41	465	353,530
3.25%, 02/05/50	670	456,533
3.38%, 02/14/42	230	176,637
3.50%, 02/14/53	650	455,618
3.55%, 08/15/39	215	178,525
3.55%, 05/20/61	285	189,466
3.60%, 09/15/37	220	189,554
3.70%, 03/01/29	530	519,385
3.75%, 02/05/70	355	239,315
3.80%, 10/01/51	510	380,433
3.80%, 04/06/71	440	298,293
3.84%, 03/20/60	1,045	748,475
3.85%, 02/14/72	165	112,993
3.95%, 09/10/28	840	832,689
3.95%, 08/15/59	360	263,376
4.00%, 04/15/47	230	181,626
4.05%, 03/01/46	235	188,451
Security	Par (000)	Value
Transportation (continued)
4.10%, 09/15/67	$200	$146,556
4.30%, 03/01/49	300	245,143
4.50%, 01/20/33(a)	440	434,280
4.95%, 09/09/52(a)	360	326,542
4.95%, 05/15/53	225	202,416
5.10%, 02/20/35(a)	605	611,105
5.60%, 12/01/54(a)	485	480,210
United Parcel Service Inc.
2.40%, 11/15/26	414	404,226
3.05%, 11/15/27	330	321,704
3.40%, 03/15/29	553	537,336
3.40%, 11/15/46	375	269,297
3.40%, 09/01/49	448	310,505
3.75%, 11/15/47	118	88,658
4.25%, 03/15/49	448	361,174
4.45%, 04/01/30	571	574,545
4.65%, 10/15/30	410	413,437
4.88%, 03/03/33(a)	460	465,186
4.88%, 11/15/40	394	367,683
5.05%, 03/03/53	595	535,070
5.15%, 05/22/34(a)	405	413,110
5.20%, 04/01/40	288	281,295
5.25%, 05/14/35(a)	240	243,942
5.30%, 04/01/50(a)	584	545,448
5.50%, 05/22/54	555	532,290
5.60%, 05/22/64	350	332,998
5.95%, 05/14/55	685	696,403
6.05%, 05/14/65	425	432,492
6.20%, 01/15/38(a)	641	692,733
Walmart Inc.
1.05%, 09/17/26(a)	705	681,436
1.50%, 09/22/28	577	533,336
1.80%, 09/22/31(a)	1,155	1,000,294
3.95%, 09/09/27	627	625,637
		41,380,298
Total Long-Term Investments — 97.8% (Cost: $1,680,223,193)		1,601,519,899
	Shares
Short-Term Securities
Money Market Funds — 7.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(d)(e)(f)	117,027,747	117,074,558
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	9,700,000	9,700,000
Total Short-Term Securities — 7.8% (Cost: $126,737,795)		126,774,558
Total Investments — 105.6% (Cost: $1,806,960,988)		1,728,294,457
Liabilities in Excess of Other Assets — (5.6)%		(91,300,424)
Net Assets — 100.0%		$1,636,994,033

(a)	All or a portion of this security is on loan.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$138,832,419	$—	$(21,719,593)(a)	$(4,671)	$(33,597)	$117,074,558	117,027,747	$231,741 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,680,000	6,020,000 (a)	—	—	—	9,700,000	9,700,000	259,130	—
				$(4,671)	$(33,597)	$126,774,558		$490,871	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,601,519,899	$—	$1,601,519,899
Short-Term Securities
Money Market Funds	126,774,558	—	—	126,774,558
	$126,774,558	$1,601,519,899	$—	$1,728,294,457

Portfolio Abbreviation
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF